UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2021

Date of reporting period:  March 31, 2021

Item 1. Reports to Stockholders.

(a) [Insert full text of semi-annual or annual report here]
Semi-Annual Report March 31, 2021	SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

Each a series of Advisors Series Trust (the “Trust”)

	SHENKMAN CAPITAL		Institutional
	FLOATING RATE	Class F	Class
	HIGH INCOME FUND	(SFHFX)	(SFHIX)

	SHENKMAN CAPITAL				Institutional
	SHORT DURATION	Class A	Class C	Class F	Class
	HIGH INCOME FUND	(SCFAX)	(SCFCX)	(SCFFX)	(SCFIX)

c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, Wisconsin 53201-0701 1-855-SHENKMAN (1-855-743-6562)

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER
March 31, 2021 (Unaudited)

Dear Shareholder,

Fund Overview and Performance

The Shenkman Capital Floating Rate High Income Fund (the “Fund”) seeks to generate high current income through active selection and management of investments, primarily in the leveraged loan universe, and looks to build a portfolio with the best chance of providing superior risk-adjusted returns. For the fiscal six months ended March 31, 2021 (the “Period”), the S&P/LSTA Leveraged Loan Index (the “Index”) and S&P/LSTA B- and Above Leveraged Loan Index (the “B- and Above Index”) returned +5.66% and +4.72%, respectively, primarily due to optimism surrounding the re-opening of the economy as COVID-19 vaccine distribution successfully rolled out in the U.S. and around the globe.  The Fund’s institutional class shares (SFHIX) and F class shares (SFHFX) had net returns of +4.23% and +4.21%, respectively for the Period.

The Fund captured approximately 75% and 90% of the Index’s and the B-and Above Index’s performance, respectively, amid a strong risk-on environment and higher-beta rally as lower-quality credit vastly outperformed higher-rated credit. Six-month returns for the Index by rating category exhibited material differentiation, with CCC and below-rated, B-rated and BB-rated loans returning +14.82%, +5.44%, and +3.52%, respectively.  The Fund captured a high percentage of the market’s upside despite conservative positioning as we remained focused on selecting credits with what we believed to be better risk/reward profiles. The Fund had a significantly lower weight than the Index in riskier credit profiles, including CCC-rated/below and second-lien loans, and was underweight transportation and energy, which are key cyclical and commodity-related end markets. From a sector attribution standpoint, the Fund benefitted from selection in Leisure Goods/Activities/Movies due to the gradual re-opening of the economy as the COVID vaccine roll-out continued, and selection in Chemicals & Plastics, primarily due to overweight positions in three credits.  Main detractors were selections in Business Equipment & Services and Automotive sectors, both primarily due to stressed credits that were trading at a discount, which surged during the risk-on rally.

The Fund remains well-diversified, with investments in over 250 issuers across more than 30 industries.  For liquidity purposes, the Fund targets an allocation of approximately 15% of assets to cash and bonds. As of March 31, 2021, approximately 86% of the Fund’s assets were invested in bank loans, 11% in high-yield bonds, and approximately 3% in cash.

Market Commentary

The institutional new issue loan market had robust issuance of $264bn of issuance during the Period, including the largest quarterly issuance total on record of $183bn for the three months ended March 31, 2021.  This increase was due to pent-up supply after a lighter year of issuance during the

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pandemic in 2020, and was evident across almost all types of opportunistic and event-driven transactions.  The Period included a large repricing wave as above-par trading reached approximately 50% at the peak before settling down.  Issuers continued to push out maturities with a large number of refinancings and, in numerous cases, tapped the high yield bond market in conjunction, particularly for more COVID-impacted companies, including deals for Life Time Fitness, Party City, and Townsquare.  American Airlines completed a $3.5bn capital raise through the Aadvantage Loyalty entity to shore up liquidity due to ongoing COVID-19 impacts.  Merger and acquisitions (“M&A”) and leveraged buyout (“LBO”)-related transactions were very active, with several mega-deals including Peraton’s $6bn loan to back two mergers, Organon’s $3bn loan to spin-off from Merck, and two large LBO tranches of greater than $2.5bn for Real Page and Triton Water.  We expect M&A and LBO activity to remain elevated as the bull market continues.  From a demand perspective, CLO formation was also robust as over $70bn of vehicles printed in the Period compared to $43bn of issuance during the last fiscal period.  Arbitrage continues to be attractive, albeit with levels backing up at the end of the Period amid a crowded primary.  Retail fund inflows returned to the loan market due to a rising rate environment with over $10bn during the Period.  Overall, strong demand was met with a large amount of supply.  According to J.P. Morgan Research, the trailing twelve-month default rate at the end of March was 3.34%, down nearly 90 basis points (“bps”) from 4.26% in September, and they recently lowered their 2021 default rate forecast to 2% (from 3.5%).  Default pressures have eased and though some may continue in higher-risk sectors and weaker credits, the pace has slowed while credit spreads remain similar to pre-COVID levels.

Outlook

After a strong start to 2021, we will continue to closely evaluate potential impacts from the expected further re-opening of the economy this year and the related reflationary pressures showing up in interest rates and commodities.  Rising rates, due to the specter of deficit spending and inflation, combined with an improving default environment, have created positive momentum for the leveraged loan asset class.  A tremendous amount of government stimulus, corporate capital raising, and very low or negative benchmark interest rates should provide continued support for most risk markets worldwide, and we believe the leveraged loan market offers compelling relative value.  We will remain vigilant, closely monitor risks associated with the virus, and proactively manage the portfolio and trade exposures across our global platform with the goal of protecting the downside and maximizing returns.

We remain constructive on the loan market overall; however, we believe credit selection will continue to drive performance differentiation this year.  If there are bouts of volatility, we believe there is potential for increased

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dispersion between better quality and riskier credits after a period of significant compression. Therefore, we remain cautious as we constantly review the relative value of our positions. Our core philosophy remains the preservation of capital and to strive to deliver, or beat, market returns throughout the cycle with a lower risk profile. As always, as a conservative asset manager, we intend to remain defensively positioned in our portfolios and will seek to take advantage of market dislocations only in creditworthy, Shenkman-approved issuers in both the primary and secondary markets.

Thank you again for your continued support and trust in the Fund. We look forward to growing with you.

Sources
LCD Quarterly Review (LSTA website)
S&P LCD website (www.lcdcomps.com)
JPM Default Monitor
S&P LSTA Leveraged Loan Index Factsheet

DISCLAIMERS

The Shenkman Group of Companies (the “Shenkman Group”) consists of Shenkman Capital Management, Inc., and its affiliates and subsidiaries, including, without limitation, Shenkman Capital Management Ltd, Romark Credit Advisors LP, and Romark CLO Advisors LLC.

Shenkman Capital Management, Inc. (“Shenkman” or “Shenkman Capital”) is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”). Romark Credit Advisors LP is also registered as an investment adviser with the SEC and Romark CLO Advisors LLC is registered as a relying adviser of Romark Credit Advisors LP (together, “Romark”).  Shenkman Capital Management Ltd is a wholly-owned subsidiary of Shenkman Capital Management, Inc. and is authorized and regulated by the U.K. Financial Conduct Authority. Such registrations do not imply any specific skill or training.

Unless otherwise stated, all information and characteristics presented herein are based on the Shenkman Group’s internal records and valuation. The information and opinions expressed herein are provided for informational purposes only.  The information is not intended to be, and should not be construed as, impartial investment advice, an offering of investment advisory services or an offer to sell or a solicitation to buy any securities in any jurisdiction, including without limitation any interest of an investment fund or vehicle managed by the Shenkman Group. Any offer to sell or any solicitation to buy securities of an investment fund or vehicle managed by the Shenkman Group will be made only by means of the Prospectus or Offering Memorandum relating to that fund or vehicle. The information is expressly qualified in its entirety by reference to any such Prospectus or Offering

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2021 (Unaudited)

Memorandum. The information provided herein is not intended to be, and should not be, considered as a substitute for reviewing such documents carefully. To the extent of any inconsistency or discrepancy between any such Prospectus or Offering Memorandum and this presentation, the Prospectus or Offering Memorandum shall control. All interests in securities of any fund or vehicle shall not be offered or sold in any jurisdiction in which such an offer, solicitation or sale would be unlawful or would require registration or disclosure until the requirements of the laws, rules and regulations of such jurisdiction have been satisfied. It is the responsibility of every person reading this material to satisfy oneself as to the full observance of any laws of any relevant jurisdiction applicable to such person, including obtaining any governmental or other consent which may be required or observing any other formality which needs to be observed in such jurisdiction.

These materials do not undertake to explain all of the risks associated with any investment strategy referred to herein. No person or entity should invest in any strategy referred to herein unless satisfied that it (or its investment representative) has asked for and received all information that would enable it (or them) to evaluate the merits and risks thereof. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

The inclusion of any particular investment(s) or transaction(s) in this presentation is not intended to represent, and should not be interpreted to imply, a past or current specific recommendation to purchase or sell an investment, and is not necessarily a list of all the purchases or sales effected during the stated period. There is no assurance that any positions discussed herein will remain in any portfolio for any length of time. The price or value of any investment is current only as of the date reflected and is subject to change. It should not be assumed that any of the holdings or transactions discussed herein were or will prove to be profitable, or that the investment recommendations or decisions made in the future will be profitable or will equal the investment performance of the investments discussed herein.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. There can be no assurance that the Fund will achieve its stated objective. In addition to the normal risks associated with investing, bonds and bank loans, and the funds that invest in them are subject to interest rate risk and can be expected to decline in value as interest rates rise. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not be closed when most advantageous. Leverage may cause the effect of an increase or decrease in

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

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March 31, 2021 (Unaudited)

the value of the portfolio securities to be magnified and the fund to be more volatile than if leverage was not used.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.

Copyright 2020, S&P Global Market Intelligence and its affiliates as applicable. Reproduction of any information, data or materials, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant third party.  Such party, its affiliates and suppliers (“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content.  In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content.  A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the suitability of an investment or security and should not be relied on as investment advice.  Credit ratings are statements of opinions and are not statements of fact.

References to indices are for information purposes only.  The Shenkman Group believes that any indices discussed herein are broad market indices and are indicative of the type of investments that the Shenkman Group may purchase, but may contain different securities than those held in the Shenkman Group portfolios managed pursuant to the strategies described herein. The indices have not been selected to represent an appropriate benchmark.  The strategies referred to herein are not designed to mimic the investments on which any index is based. The indices are unmanaged and not available for direct investment and do not reflect deductions for fees or expenses.

The S&P/LSTA Leveraged Loan Index is a market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon weightings, spreads and interest payments.

The S&P/LSTA U.S. B- Rating & Above Loan Index tracks the current outstanding balance and spread over LIBOR for fully funded institutional term loans that are rated B- or above and syndicated to U.S. loan investors. The S&P/LSTA U.S. B- Rating & Above Loan Index is unmanaged, not available for direct investment and does not reflect deductions for fees or expenses.

The S&P/LSTA U.S. Leveraged Loan 100 Index measures the performance of 100 large loan facilities meeting specific inclusion criteria.

You cannot invest directly in an index.

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SHAREHOLDER LETTER – Continued
March 31, 2021 (Unaudited)

Basis points (bps) are equivalent to one-one hundredths of a percentage point.

Credit quality weights by rating are derived from the highest bond rating as determined by S&P, Moody’s or Fitch. Bond ratings are grades given to bonds that indicate their credit quality as determined by private independent rating services such as Standard & Poor’s or Moody’s and Fitch. These firms evaluate a bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion. Ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to ‘D’, which is the lowest grade. In limited situations when none of the three rating agencies have issued a formal rating, the Advisor will classify the security as nonrated.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Beta is a measure of the volatility of a security or portfolio in relation to the overall market.

Spread is the percentage point difference between yields of various classes of bonds compared to treasury bonds.

Yield refers to the earnings generated and realized on an investment over a particular period of time. It is expressed as a percentage based on the invested amount, current market value, or face value of the security. It includes the interest earned or dividends received from holding a particular security. Depending on the valuation (fixed vs. fluctuating) of the security, yields may be classified as known or anticipated.

Shenkman Capital does not provide tax or legal advice. This material is not intended to replace the advice of a qualified tax advisor, accountant, or attorney.  All decisions regarding the tax or legal implications of any investment should be made in consultation with your independent tax or legal advisor.

The data, information, and opinions contained herein are current and/or accurate as of the date stated or the date of this presentation, whichever is later; Shenkman Capital is under no obligation to update any data, information, or opinions contained herein.

These materials are confidential and not for distribution without the Shenkman Group’s prior consent. SHENKMAN®, SHENKMAN CAPITAL®, and other Shenkman trademarks and logos used herein are registered trademarks of Shenkman Capital Management, Inc.  ROMARK®, ROMARK CLO ADVISORS®, and other Romark trademarks and logos used herein are registered trademarks of Romark Credit Advisors LP and/or Romark CLO Advisors LLC.  All rights reserved.

The Shenkman Capital Floating Rate High Income Fund is distributed by Quasar Distributors, LLC, which is not affiliated with Shenkman Capital Management, Inc.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER
March 31, 2021 (Unaudited)

Dear Shareholder,

During the fiscal six months ended March 31, 2021 (the “Period”), the Shenkman Capital Short Duration High Income Fund (the “Fund”) continued to seek a high level of current income by focusing on investments within the non-investment grade universe believed to be high-quality yet short duration.  The Fund’s Institutional Class shares (SCFIX) returned 2.81% for the Period and ended the Period with a duration-to-worst of 0.99 years and average final maturity of 3.79 years. The Fund’s Class A shares returned 2.65% (without sales load) and -0.46% (with maximum sales load of 3.00% imposed on purchases), and the Class F shares returned 2.77%. Additionally, the Class C shares returned 2.28% (without sales load) and 1.28% (with maximum deferred sales load of 1.00%). The Fund’s benchmark, the ICE BofA 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C), returned 3.17% for the Period, while the ICE BofA 0-3 Year U.S. Treasury Index (G1QA) returned 0.03%.

The Fund’s underperformance of the benchmark was largely attributable to its lower weighting and security selection in single-B rated credits, lack of Oil & Gas exposure, and more defensive security selection within the shorter maturity tenors. The Fund’s sector positioning is largely a function of its focus on bottom-up, individual security selection and fundamental analysis, as opposed to top-down, industry-driven allocations. At period end, Industrials was the Fund’s largest exposure at 15.52% of the portfolio, followed by the Healthcare and Technology sectors occupying the second and third largest holdings at 13.42% and 9.60%, respectively.  The Industrials sector exposure captures a wide range of sub-industries and holdings that are broadly diversified and include service companies with attractive business models and competitive positions.  Healthcare and the Software/Services segment of Technology are among the most stable and defensive sectors given their stable/recurring revenues, solid free cash flow generation, and strong asset coverage. Additionally, we have intentionally avoided the Oil & Gas sector given the unfavorable risk/reward for shorter maturities in the space and the asymmetric downside volatility associated with the violent and uncontrollable swings in commodity prices.  The Fund’s positive selection in Automotives and Midstream were the largest contributors to relative performance as both sectors benefited from a rebound in economic activity and a rebound in energy prices.  The Fund’s zero exposure to the Oil & Gas sector, and negative selection in Leisure, Gaming, Travel were the largest detractors to relative performance as energy prices rallied and we did not own the higher risk exposures within the more impacted Leisure, Gaming, Travel sector.  The Fund’s exposure to bank loans was a modest contributor to relative performance as bank loans outperformed benchmark returns as well as the Fund’s bond performance.  During the Period, the Fund’s bank loan weighting decreased from 4.53% to

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SHAREHOLDER LETTER – Continued
March 31, 2021 (Unaudited)

3.01%. As of March 31, 2021, the Fund’s average price was $104.63, with a current yield of 5.65%, yield-to-maturity of 4.24%, and a yield-to-worst of 2.18%. The SEC 30-Day Subsidized and Unsubsidized Yields for the Institutional share class were 1.87% and 1.85%, respectively. As we believe diversification remains a key factor in helping to mitigate risk, the portfolio was well-diversified, with investments in 205 issuers across 15 sectors as of March 31, 2021.

Market Commentary

The broader high yield market, as measured by the ICE BofA U.S. High Yield Index (H0A0), surged 7.44% during the period as it witnessed a dramatic series of events that propelled high yield bond spreads tighter.  While all major segments of the leveraged finance markets posted healthy returns, outperformance was most notable in the lower-rated tiers of the leveraged finance markets as well as the Energy sector. Many of the “unknowns” that the market had faced were resolved during the period:  the U.S. election concluded, three Covid vaccines were released, a near-term extension of safety net benefits was approved, and a Brexit deal was reached.  Investors were also more intently focused on a shorter horizon to more of the economy re-opening with the optimism of vaccine rollouts.  Additionally, crude oil rose from a low of below $36 in late October to a peak of about $66 in early March before retreating modestly by month end.  The removal of these overhangs contributed to a risk-on rally in November and December that continued into the first quarter of 2021.  That said, the biggest impact on markets to start the new year was an 83 basis point (“bps”) increase in the 10-year U.S. Treasury in the first quarter of 2021.  The leveraged finance markets weathered this dramatic move better than investment grade, though returns were more tempered as compared to the first three months of the period as the more interest rate sensitive double-B rate segment of the market posted slightly negative returns to start the year. Overall, leveraged debt’s shorter duration and greater spread tightening translated to better returns.  The new issue market in high yield bonds was particularly active with $258.2 billion in supply over the period as refinancing continued to be the largest driver, also fueling the robust pace of corporate actions over the last several months.  First quarter 2021’s $158.6 billion of high yield issuance marked a new all-time record in both total issuance and refinancing volume.  The U.S. high-yield default rate, according to JP Morgan Research, decreased to 4.80%, with the Energy sector accounting for a disproportionate amount of default volume over the last 12 months as the default rate ex-Energy was 2.55%.  There has been a significant reduction in upcoming maturities over the last year, driven by ample access to capital and aggressive corporate refinancings.  Consequently, the default rate has begun to decline meaningfully, a trend that is likely to continue through the balance of the year.

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March 31, 2021 (Unaudited)

Market Outlook

Optimism over the economic re-opening can push credit spreads tighter but will battle against the potential for rising rates given unprecedented fiscal spending. Currently, it appears a re-opening bullish tone will override concerns about higher corporate taxes and regulation. Technically, flows to U.S. assets could increase as rate differentials have expanded and the U.S. vaccine roll-out appears to be strong. Spreads for some market segments are back to early 2020 levels , but a few, like BBs, remain wider. The debate over the U.S. infrastructure bill will likely keep volatility high for the next month and may create interesting entry points. This environment should also continue to benefit the higher-quality short duration segment of the high yield market, which we believe remains an appealing area to capture attractive risk-adjusted returns in a low yield environment.

Thank you again for your continued support and trust in the Fund. We look forward to growing with you.

DISCLAIMERS

The Shenkman Group of Companies (the “Shenkman Group”) consists of Shenkman Capital Management, Inc., and its affiliates and subsidiaries, including, without limitation, Shenkman Capital Management Ltd, Romark Credit Advisors LP, and Romark CLO Advisors LLC.

Shenkman Capital Management, Inc. (“Shenkman” or “Shenkman Capital”) is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”). Romark Credit Advisors LP is also registered as an investment adviser with the SEC and Romark CLO Advisors LLC is registered as a relying adviser of Romark Credit Advisors LP (together, “Romark”).  Shenkman Capital Management Ltd is a wholly-owned subsidiary of Shenkman Capital Management, Inc. and is authorized and regulated by the U.K. Financial Conduct Authority. Such registrations do not imply any specific skill or training.

Unless otherwise stated, all information and characteristics presented herein are based on the Shenkman Group’s internal records and valuation. The information and opinions expressed herein are provided for informational purposes only.  The information is not intended to be, and should not be construed as, impartial investment advice, an offering of investment advisory services or an offer to sell or a solicitation to buy any securities in any jurisdiction, including without limitation any interest of an investment fund or vehicle managed by the Shenkman Group. Any offer to sell or any solicitation to buy securities of an investment fund or vehicle managed by the Shenkman Group will be made only by means of the Prospectus or Offering

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2021 (Unaudited)

Memorandum relating to that fund or vehicle. The information is expressly qualified in its entirety by reference to any such Prospectus or Offering Memorandum. The information provided herein is not intended to be, and should not be, considered as a substitute for reviewing such documents carefully. To the extent of any inconsistency or discrepancy between any such Prospectus or Offering Memorandum and this presentation, the Prospectus or Offering Memorandum shall control. All interests in securities of any fund or vehicle shall not be offered or sold in any jurisdiction in which such an offer, solicitation or sale would be unlawful or would require registration or disclosure until the requirements of the laws, rules and regulations of such jurisdiction have been satisfied. It is the responsibility of every person reading this material to satisfy oneself as to the full observance of any laws of any relevant jurisdiction applicable to such person, including obtaining any governmental or other consent which may be required or observing any other formality which needs to be observed in such jurisdiction.

These materials do not undertake to explain all of the risks associated with any investment strategy referred to herein. No person or entity should invest in any strategy referred to herein unless satisfied that it (or its investment representative) has asked for and received all information that would enable it (or them) to evaluate the merits and risks thereof. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

The inclusion of any particular investment(s) or transaction(s) in this presentation is not intended to represent, and should not be interpreted to imply, a past or current specific recommendation to purchase or sell an investment, and is not necessarily a list of all the purchases or sales effected during the stated period. There is no assurance that any positions discussed herein will remain in any portfolio for any length of time. The price or value of any investment is current only as of the date reflected and is subject to change. It should not be assumed that any of the holdings or transactions discussed herein were or will prove to be profitable, or that the investment recommendations or decisions made in the future will be profitable or will equal the investment performance of the investments discussed herein.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. There can be no assurance that the Fund will achieve its stated objective. In addition to the normal risks associated with investing, bonds and bank loans, and the funds that invest in them are subject to interest rate risk and can be expected to decline in value as interest rates rise. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund invests in foreign securities which involve political, economic and currency risks,

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

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March 31, 2021 (Unaudited)

greater volatility and differences in accounting methods. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not be closed when most advantageous. Leverage may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the fund to be more volatile than if leverage was not used.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.

Any information in these materials from ICE Data Indices, LLC (“ICE BofA”) was used with permission. ICE BofA PERMITS USE OF THE ICE BofA INDICES AND RELATED DATA ON AN “AS IS” BASIS, MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE BofA INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THE USE OF THE FOREGOING, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND THE SHENKMAN GROUP, OR ANY OF ITS PRODUCTS OR SERVICES.

References to indices are for information purposes only.  The Shenkman Group believes that any indices discussed herein are broad market indices and are indicative of the type of investments that the Shenkman Group may purchase, but may contain different securities than those held in the Shenkman Group portfolios managed pursuant to the strategies described herein. The indices have not been selected to represent an appropriate benchmark.  The strategies referred to herein are not designed to mimic the investments on which any index is based. The indices are unmanaged and not available for direct investment and do not reflect deductions for fees or expenses.

The ICE BofA 0-2 Year Duration BB-B U.S. High Yield Constrained Index (H42C) contains all securities in The ICE BofA U.S. High Yield Index rated BB1 through B3 and with a duration-to-worst less than two years, but caps issuer exposure at 2%.

The ICE BofA U.S. High Yield Index (H0A0) tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

The ICE BofA U.S. Treasuries 0-3 year Index (G1QA) is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of less than three years.

You cannot invest directly in an index.

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March 31, 2021 (Unaudited)

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years.

Duration-to-worst is the duration of a bond computed using either the final maturity date, or a call date within the bond’s call schedule, whichever would result in the lowest yield to the investor.

Current Yield is the annual income (interest or dividends) divided by the current price of the security. This measure looks at the current price of a bond instead of its face value and represents the return an investor would expect if he or she purchased the bond and held it for a year. This measure is not an accurate reflection of the actual return that an investor will receive in all cases because bond and stock prices are constantly changing due to market factors.

Yield-to-Maturity (YTM) is the rate of return anticipated on a bond if held until the end of its lifetime. YTM is considered a long-term bond yield expressed as an annual rate. The YTM calculation takes into account the bond’s current market price, par value, coupon interest rate and time to maturity. It is also assumed that all coupon payments are reinvested at the same rate as the bond’s current yield. YTM is a complex but accurate calculation of a bond’s return that helps investors compare bonds with different maturities and coupons.

Yield-to-worst is the lowest potential yield that can be received on a bond without the issuer actually defaulting.

30-Day SEC Yield (Subsidized/Unsubsidized): Represents net investment income earned by a fund over a 30-day period, expressed as an annual percentage rate based on the fund’s share price at the end of the 30-day period.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Credit quality weights by rating are derived from the highest bond rating as determined by S&P, Moody’s or Fitch. Bond ratings are grades given to bonds that indicate their credit quality as determined by private independent rating services such as Standard & Poor’s or Moody’s and Fitch. These firms evaluate a bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion. Ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to ‘D’, which is the lowest grade. In limited situations when none of the three rating agencies have issued a formal rating, the Advisor will classify the security as nonrated.

Free cash flow represents the cash a company generates after accounting for cash outflow to support operations and maintain its capital assets.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2021 (Unaudited)

Spread is the percentage point difference between yields of various classes of bonds compared to treasury bonds.

Basis points (bps) are equivalent to one-one hundredths of a percentage point.

Beta measures the sensitivity of rates of return on a fund to general market moments.

Shenkman Capital does not provide tax or legal advice. This material is not intended to replace the advice of a qualified tax advisor, accountant, or attorney.  All decisions regarding the tax or legal implications of any investment should be made in consultation with your independent tax or legal advisor.

The data, information, and opinions contained herein are current and/or accurate as of the date stated or the date of this presentation, whichever is later; Shenkman Capital is under no obligation to update any data, information, or opinions contained herein.

These materials are confidential and not for distribution without the Shenkman Group’s prior consent. SHENKMAN®, SHENKMAN CAPITAL®, and other Shenkman trademarks and logos used herein are registered trademarks of Shenkman Capital Management, Inc.  ROMARK®, ROMARK CLO ADVISORS®, and other Romark trademarks and logos used herein are registered trademarks of Romark Credit Advisors LP and/or Romark CLO Advisors LLC.  All rights reserved.

The Shenkman Capital Short Duration High Income Fund is distributed by Quasar Distributors, LLC., which is not affiliated with Shenkman Capital Management, Inc.

SHENKMAN CAPITAL FUNDS

EXPENSE EXAMPLE
March 31, 2021 (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs including sales charges (loads), if applicable; redemption fees, if applicable; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from October 1, 2020 to March 31, 2021.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only and will not help you determine the

SHENKMAN CAPITAL FUNDS

EXPENSE EXAMPLE – Continued
March 31, 2021 (Unaudited)

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
Shenkman Capital Floating Rate High Income Fund
Actual
Class F	$1,000.00	$1,042.10	$3.11
Institutional Class	$1,000.00	$1,042.30	$2.75

Hypothetical (5% return
before expenses)
Class F	$1,000.00	$1,021.89	$3.07
Institutional Class	$1,000.00	$1,022.24	$2.72

(1)
Shenkman Capital Floating Rate High Income Fund – Class F and Institutional Class expenses are equal to the Fund shares’ annualized expense ratio of 0.61% and 0.54%, respectively, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the six-month period of operation). The Fund’s ending account values in the table are based on its six-month total return of 4.21% for Class F and 4.23% for the Institutional Class as of March 31, 2021.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(2)
Shenkman Capital Short Duration High Income Fund
Actual
Class A	$1,000.00	$1,026.50	$4.85
Class C	$1,000.00	$1,022.80	$8.62
Class F	$1,000.00	$1,027.70	$3.74
Institutional Class	$1,000.00	$1,028.10	$3.29

Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,020.14	$4.84
Class C	$1,000.00	$1,016.40	$8.60
Class F	$1,000.00	$1,021.24	$3.73
Institutional Class	$1,000.00	$1,021.69	$3.28

(2)
Shenkman Capital Short Duration High Income Fund – Class A, Class C, Class F, and Institutional Class expenses are equal to the Fund shares’ annualized expense ratio of 0.96%, 1.71%, 0.74% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the six-month period of operation). The Fund’s ending account values in the table are based on its six-month total return of 2.65% for Class A, 2.28% for Class C, 2.77% for Class F, and 2.81% for the Institutional Class as of March 31, 2021.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

PORTFOLIO ALLOCATION
March 31, 2021 (Unaudited)

% Net
TOP TEN HOLDINGS	Assets
ABG Intermediate Holdings 2, LLC, Senior Secured First Lien Term Loan
4.00% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 09/27/2024	1.03%
Lumen Technologies, Inc., Senior Secured First Lien Term Loan
2.359% (1 Month LIBOR USD + 2.25%), 03/15/2027	0.98%
Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan
3.109% (1 Month LIBOR USD + 3.00%), 03/09/2027	0.87%
Telenet Financing USD, LLC, Senior Secured First Lien Term Loan
2.106% (1 Month LIBOR USD + 2.00%), 04/28/2028	0.87%
Asurion, LLC, Senior Secured First Lien Term Loan
3.359% (1 Month LIBOR USD + 3.25%), 12/23/2026	0.82%
Barracuda Networks, Inc., Senior Secured First Lien Term Loan
4.50% (3 Month LIBOR USD + 3.75%, 0.750% Floor), 02/12/2025	0.80%
PPD, Inc., Senior Secured First Lien Term Loan
2.75% (1 Month LIBOR USD + 2.25%, 0.500% Floor), 01/13/2028	0.79%
Camelot U.S. Acquisition 1 Co., Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.00%, 1.000% Floor), 10/30/2026	0.76%
William Morris Endeavor Entertainment, LLC, Senior Secured First Lien
Term Loan 2.87% (1 Month LIBOR USD + 2.75%), 05/16/2025,
Senior Secured First Lien Term Loan
2.87% (3 Month LIBOR USD + 2.75%), 05/16/2025	0.75%
TIBCO Software, Inc., Senior Secured First Lien Term Loan
3.86% (1 Month LIBOR USD + 3.75%), 06/30/2026	0.74%

The portfolio’s holdings and allocations are subject to change.  The top ten holdings presented exclude the money market fund. The percentages are of total net assets as of March 31, 2021.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77%

Aerospace & Defense – 0.96%
Peraton Corp.
Senior Secured First Lien Term Loan
4.50% (LIBOR USD + 3.75%),
02/01/2028 (a)(g)	$797,086	$798,418
Senior Secured First Lien Term Loan
4.50% (1 Month LIBOR USD + 3.75%,
0.750% Floor), 02/01/2028 (a)	452,914	453,670
Transdigm, Inc.
Senior Secured First Lien Term Loan
2.359% (1 Month LIBOR USD + 2.25%),
08/22/2024 (a)	533,159	524,058
Senior Secured First Lien Term Loan
2.359% (1 Month LIBOR USD + 2.25%),
12/09/2025 (a)	693,657	680,217
		2,456,363
Auto Retail – 0.59%
CWGS Group, LLC, Senior Secured
First Lien Term Loan 3.50%
(1 Month LIBOR USD + 2.75%,
0.750% Floor), 11/08/2023 (a)	712,078	710,397
Mavis Tire Express Services Corp.,
Senior Secured First Lien Term Loan
5.00% (3 Month LIBOR
USD + 4.00%, 1.000% Floor),
03/20/2025 (a)	789,023	788,778
		1,499,175
Automotive – 1.69%
Adient U.S., LLC
Senior Secured First Lien Term Loan
4.359% (1 Month LIBOR USD + 4.25%),
05/06/2024 (a)	534,725	535,394
Senior Secured First Lien Term Loan
4.443% (3 Month LIBOR USD + 4.25%),
05/06/2024 (a)	182,500	182,728

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Automotive – 1.69% – Continued
Clarios Global, L.P.,
Senior Secured First Lien Term Loan
3.359% (1 Month LIBOR USD + 3.25%),
04/30/2026 (a)	$735,260	$728,827
LS Group Opco Acquisition, LLC,
Senior Secured First Lien Term Loan
4.25% (6 Month LIBOR USD + 3.50%,
0.750% Floor), 11/02/2027 (a)	1,017,450	1,020,843
LTI Holdings, Inc.,
Senior Secured First Lien Term Loan
3.609% (1 Month LIBOR USD + 3.50%),
09/08/2025 (a)	614,250	606,123
Navistar, Inc.,
Senior Secured First Lien Term Loan
3.62% (1 Month LIBOR USD + 3.50%),
11/06/2024 (a)	1,224,950	1,227,247
		4,301,162
Building Products – 2.61%
Cornerstone Building Brands, Inc.,
Senior Secured First Lien Term Loan
3.365% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 04/12/2028 (a)	937,000	934,658
CPG International, Inc.,
Senior Secured First Lien Term Loan
3.25% (12 Month LIBOR USD + 2.50%,
0.750% Floor), 05/06/2024 (a)	1,111,519	1,113,258
HD Supply Waterworks, Ltd.,
Senior Secured First Lien Term Loan
3.75% (3 Month LIBOR USD + 2.75%,
1.000% Floor), 08/01/2024 (a)	590,175	588,936
Henry Co., LLC,
Senior Secured First Lien Term Loan
5.00% (3 Month LIBOR USD + 4.00%,
1.000% Floor), 10/05/2023 (a)	768,901	771,497

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Building Products – 2.61% – Continued
Pisces Midco, Inc.,
Senior Secured First Lien Term Loan
3.856% (1 Month LIBOR USD + 3.75%),
04/12/2025 (a)	$934,148	$934,965
QUIKRETE Holdings, Inc.,
Senior Secured First Lien Term Loan
2.609% (1 Month LIBOR USD + 2.50%),
02/01/2027 (a)	1,409,520	1,401,965
TAMKO Building Products, LLC
Senior Secured First Lien Term Loan
3.109% (1 Month LIBOR USD + 3.00%),
05/29/2026 (a)	289,488	288,946
Senior Secured First Lien Term Loan
3.135% (2 Month LIBOR USD + 3.00%),
05/29/2026 (a)	99,525	99,339
VC GB Holdings, Inc.,
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.00%,
1.000% Floor), 02/28/2024 (a)	521,773	519,816
		6,653,380
Chemicals – 4.02%
Allnex S.A.R.L.,
Senior Secured First Lien Term Loan
4.00% (3 Month LIBOR USD + 3.25%,
0.750% Floor), 09/13/2023 (a)	671,980	670,999
Allnex U.S.A., Inc.,
Senior Secured First Lien Term Loan
4.00% (3 Month LIBOR USD + 3.25%,
0.750% Floor), 09/13/2023 (a)	506,285	505,545
Alpha 3 B.V.,
Senior Secured First Lien Term Loan
3.00% (3 Month LIBOR USD + 2.50%,
0.500% Floor), 03/17/2028 (a)	650,000	648,882

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Chemicals – 4.02% – Continued
ASP Unifrax Holdings, Inc.,
Senior Secured First Lien Term Loan
3.953% (3 Month LIBOR USD + 3.75%),
12/12/2025 (a)	$591,313	$563,974
Colouroz Midco
Senior Secured First Lien Term Loan
5.25% (3 Month LIBOR USD + 4.25%,
1.000% Floor), 09/21/2023 (a)	866,136	848,003
Senior Secured First Lien Term Loan
5.25% (3 Month LIBOR USD + 4.25%,
1.000% Floor), 09/21/2023 (a)	143,182	140,185
Consolidated Energy Finance S.A.,
Senior Secured First Lien Term Loan
2.609% (1 Month LIBOR USD + 2.50%),
05/07/2025 (a)	491,100	480,051
H.B. Fuller Co.,
Senior Secured First Lien Term Loan
2.111% (1 Month LIBOR USD + 2.00%),
10/21/2024 (a)	385,851	384,815
INEOS U.S. Petrochem, LLC,
Senior Secured First Lien Term Loan
3.25% (3 Month LIBOR USD + 2.75%,
0.500% Floor), 01/29/2026 (a)	500,000	499,298
LSF11 Skyscraper Holdco S.A.R.L.,
Senior Secured First Lien Term Loan
4.25% (LIBOR USD + 3.50%),
09/29/2027 (a)(g)	831,000	831,000
Lummus Technology Holdings V, LLC,
Senior Secured First Lien Term Loan
3.609% (1 Month LIBOR USD + 3.50%),
06/30/2027 (a)	1,027,425	1,024,215
PMHC II, Inc.,
Senior Secured First Lien Term Loan
4.50% (3 Month LIBOR USD + 3.50%,
1.000% Floor), 03/31/2025 (a)	465,600	455,415

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Chemicals – 4.02% – Continued
Polar U.S. Borrower, LLC
Senior Secured First Lien Term Loan
4.857% (1 Month LIBOR USD + 4.75%),
10/15/2025 (a)	$737,490	$733,802
Senior Secured First Lien Term Loan
5.004% (1 Month LIBOR USD + 4.75%),
10/15/2025 (a)	5,410	5,383
PQ Corp.,
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.00%,
1.000% Floor), 02/08/2027 (a)	336,140	337,015
Solenis International, L.P.
Senior Secured First Lien Term Loan
4.19% (3 Month LIBOR USD + 4.00%),
06/26/2025 (a)	524,952	524,295
Senior Secured First Lien Term Loan
4.233% (3 Month LIBOR USD + 4.00%),
06/26/2025 (a)	81,055	80,954
Senior Secured Second Lien Term Loan
8.69% (3 Month LIBOR USD + 8.50%),
06/26/2026 (a)	215,000	215,823
Spectrum Holdings III Corp.,
Senior Secured First Lien Term Loan
4.25% (3 Month LIBOR USD + 3.25%,
1.000% Floor), 01/31/2025 (a)	719,401	688,078
Tronox Finance, LLC
Senior Secured First Lien Term Loan
2.607% (1 Month LIBOR USD + 2.50%),
03/02/2028 (a)	253,846	252,736
Senior Secured First Lien Term Loan
2.677% (3 Month LIBOR USD + 2.50%),
03/02/2028 (a)	346,154	344,639
		10,235,107

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Commercial Services – 5.18%
AlixPartners, LLP,
Senior Secured First Lien Term Loan
3.25% (1 Month LIBOR USD + 2.75%,
0.500% Floor), 02/04/2028 (a)	$1,821,000	$1,816,448
Allied Universal Holdco, LLC,
Senior Secured First Lien Term Loan
4.359% (1 Month LIBOR USD + 4.25%),
07/10/2026 (a)	1,125,750	1,123,994
Camelot U.S. Acquisition 1 Co.
Senior Secured First Lien Term Loan
3.109% (1 Month LIBOR USD + 3.00%),
10/30/2026 (a)	795,661	790,314
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.00%,
1.000% Floor), 10/30/2026 (a)	1,927,170	1,928,615
Deerfield Dakota Holding, LLC,
Senior Secured First Lien Term Loan
4.75% (1 Month LIBOR USD + 3.75%,
1.000% Floor), 04/09/2027 (a)	1,359,153	1,362,551
EAB Global, Inc.,
Senior Secured First Lien Term Loan
4.75% (6 Month LIBOR USD + 3.75%,
1.000% Floor), 11/15/2024 (a)	482,668	481,461
Garda World Security Corp.,
Senior Secured First Lien Term Loan
4.36% (1 Month LIBOR USD + 4.25%),
10/30/2026 (a)	895,876	897,928
Indy U.S. BIDCO, LLC,
Senior Secured First Lien Term Loan
4.103% (1 Month LIBOR USD + 4.00%),
03/06/2028 (a)	852,000	850,083
IRI Holdings, Inc.,
Senior Secured First Lien Term Loan
4.359% (1 Month LIBOR USD + 4.25%),
12/01/2025 (a)	1,779,377	1,782,713

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Commercial Services – 5.18% – Continued
KAR Auction Services, Inc.,
Senior Secured First Lien Term Loan
2.375% (1 Month LIBOR USD + 2.25%),
09/21/2026 (a)	$663,064	$651,046
Tempo Acquisition, LLC,
Senior Secured First Lien Term Loan
2.859% (1 Month LIBOR USD + 2.75%),
05/01/2024 (a)	1,511,430	1,510,205
		13,195,358
Construction & Engineering – 1.47%
Amentum Government Services Holdings, LLC,
Senior Secured First Lien Term Loan
3.609% (1 Month LIBOR USD + 3.50%),
02/01/2027 (a)	949,823	944,284
American Residential Services, LLC,
Senior Secured First Lien Term Loan
4.25% (3 Month LIBOR USD + 3.50%,
0.750% Floor), 10/15/2027 (a)	677,303	676,456
APi Group DE, Inc.
Senior Secured First Lien Term Loan
2.609% (1 Month LIBOR USD + 2.50%),
10/01/2026 (a)	584,540	582,442
Senior Secured First Lien Term Loan
2.865% (1 Month LIBOR USD + 2.75%),
10/01/2026 (a)	521,761	521,926
Brand Industrial Services, Inc.,
Senior Secured First Lien Term Loan
5.25% (3 Month LIBOR USD + 4.25%,
1.000% Floor), 06/21/2024 (a)	1,028,600	1,014,847
		3,739,955
Consumer Discretionary – 1.24%
Champ Acquisition Corp.
Senior Secured First Lien Term Loan
5.703% (3 Month LIBOR USD + 5.50%),
12/19/2025 (a)	88,964	88,884

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Consumer Discretionary – 1.24% – Continued
Champ Acquisition Corp. – Continued
Senior Secured First Lien Term Loan
5.757% (6 Month LIBOR USD + 5.50%),
12/19/2025 (a)	$91,381	$91,300
Kontoor Brands, Inc.
Senior Secured First Lien Term Loan
4.342% (1 Month LIBOR USD + 4.25%),
05/15/2026 (a)	70,833	70,656
Senior Secured First Lien Term Loan
4.36% (1 Month LIBOR USD + 4.25%),
05/15/2026 (a)	153,000	152,618
Learning Care Group (U.S.) No. 2, Inc.
Senior Secured First Lien Term Loan
4.25% (3 Month LIBOR USD + 3.25%,
1.000% Floor), 03/13/2025 (a)	28,939	28,427
Senior Secured First Lien Term Loan
4.25% (6 Month LIBOR USD + 3.25%,
1.000% Floor), 03/13/2025 (a)	431,931	424,283
Prometric Holdings, Inc.,
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.00%,
1.000% Floor), 01/29/2025 (a)	971,122	956,725
SIWF Holdings, Inc.,
Senior Secured First Lien Term Loan
4.359% (1 Month LIBOR USD + 4.25%),
06/13/2025 (a)	564,050	563,108
Wand NewCo 3, Inc.,
Senior Secured First Lien Term Loan
3.109% (1 Month LIBOR USD + 3.00%),
02/05/2026 (a)	790,963	782,974
		3,158,975
Consumer Non-Discretionary – 1.23%
Alphabet Holding Co., Inc.
Senior Secured First Lien Term Loan
3.609% (1 Month LIBOR USD + 3.50%),
09/26/2024 (a)	1,345,785	1,338,322

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Consumer Non-Discretionary – 1.23% – Continued
Alphabet Holding Co., Inc. – Continued
Senior Secured Second Lien Term Loan
7.859% (1 Month LIBOR USD + 7.75%),
09/26/2025 (a)	$350,000	$351,376
Hoffmaster Group, Inc.,
Senior Secured First Lien Term Loan
5.00% (3 Month LIBOR USD + 4.00%,
1.000% Floor), 11/21/2023 (a)	718,125	666,600
Kronos Acquisition Holdings, Inc.,
Senior Secured First Lien Term Loan
4.25% (3 Month LIBOR USD + 3.75%,
0.500% Floor), 12/22/2026 (a)	783,038	772,896
		3,129,194
Environmental Services – 1.40%
Asplundh Tree Expert, LLC,
Senior Secured First Lien Term Loan
1.859% (1 Month LIBOR USD + 1.75%),
09/07/2027 (a)	636,800	635,756
Belfor Holdings, Inc.,
Senior Secured First Lien Term Loan
4.109% (1 Month LIBOR USD + 4.00%),
04/06/2026 (a)	506,775	508,042
Brightview Landscapes, LLC,
Senior Secured First Lien Term Loan
2.625% (1 Month LIBOR USD + 2.50%),
08/15/2025 (a)	1,113,513	1,112,995
Strategic Materials Holdings Corp.,
Senior Secured First Lien Term Loan
4.75% (3 Month LIBOR USD + 3.75%,
1.000% Floor), 11/01/2024 (a)	919,125	818,021
WIN Waste Innovations Holdings, Inc.,
Senior Secured First Lien Term Loan
3.25% (1 Month LIBOR USD + 2.75%,
0.500% Floor), 03/31/2028 (a)	494,000	493,177
		3,567,991

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Financials – Diversified – 1.42%
Avolon TLB Borrower 1 (U.S.), LLC,
Senior Secured First Lien Term Loan
2.50% (1 Month LIBOR USD + 1.75%,
0.750% Floor), 01/15/2025 (a)	$147,341	$147,046
Blackstone Mortgage Trust, Inc.,
Senior Secured First Lien Term Loan
2.359% (1 Month LIBOR USD + 2.25%),
04/23/2026 (a)	576,225	571,183
Focus Financial Partners, LLC,
Senior Secured First Lien Term Loan
2.109% (1 Month LIBOR USD + 2.00%),
07/03/2024 (a)	615,486	610,079
Micro Holding Corp.,
Senior Secured First Lien Term Loan
3.609% (1 Month LIBOR USD + 3.50%),
09/13/2024 (a)	690,566	684,136
Starwood Property Mortgage, LLC,
Senior Secured First Lien Term Loan
2.609% (1 Month LIBOR USD + 2.50%),
07/27/2026 (a)	467,875	467,290
Titan AcquisitionCo New Zealand, Ltd.,
Senior Secured First Lien Term Loan
4.203% (3 Month LIBOR USD + 4.00%),
05/01/2026 (a)	453,338	453,809
VFH Parent, LLC,
Senior Secured First Lien Term Loan
3.11% (1 Month LIBOR USD + 3.00%),
03/02/2026 (a)	685,202	684,092
		3,617,635
Financials – Insurance – 2.44%
Acrisure, LLC,
Senior Secured First Lien Term Loan
3.703% (3 Month LIBOR USD + 3.50%),
02/16/2027 (a)	647,839	641,296

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Financials – Insurance – 2.44% – Continued
AssuredPartners, Inc.,
Senior Secured First Lien Term Loan
3.609% (1 Month LIBOR USD + 3.50%),
02/12/2027 (a)	$648,407	$641,923
Asurion, LLC
Senior Secured First Lien Term Loan
3.109% (1 Month LIBOR USD + 3.00%),
11/03/2023 (a)	407,279	406,474
Senior Secured First Lien Term Loan
3.109% (1 Month LIBOR USD + 3.00%),
11/04/2024 (a)	1,110,670	1,107,549
Senior Secured First Lien Term Loan
3.359% (1 Month LIBOR USD + 3.25%),
12/23/2026 (a)	2,090,403	2,079,772
Senior Secured First Lien Term Loan
3.359% (1 Month LIBOR USD + 3.25%),
07/30/2027 (a)	260,000	258,456
Senior Secured Second Lien Term Loan
5.359% (1 Month LIBOR USD + 5.25%),
01/31/2028 (a)	340,000	346,758
HUB International, Ltd.
Senior Secured First Lien Term Loan
3.215% (3 Month LIBOR USD + 3.00%),
04/25/2025 (a)	386,625	381,746
Senior Secured First Lien Term Loan
4.00% (3 Month LIBOR USD + 3.25%,
0.750% Floor), 04/25/2025 (a)	346,500	346,788
		6,210,762
Food & Beverage – 0.73%
Froneri U.S., Inc.,
Senior Secured First Lien Term Loan
2.359% (1 Month LIBOR USD + 2.25%),
01/29/2027 (a)	645,125	637,245
H-Food Holdings, LLC
Senior Secured First Lien Term Loan
3.796% (1 Month LIBOR USD + 3.6875%),
05/23/2025 (a)	884,975	877,602

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Food & Beverage – 0.73% – Continued
H-Food Holdings, LLC – Continued
Senior Secured First Lien Term Loan
4.109% (1 Month LIBOR USD + 4.00%),
05/23/2025 (a)	$122,188	$121,902
Sunshine Investments B.V.,
Senior Secured First Lien Term Loan
3.448% (3 Month LIBOR USD + 3.25%),
03/28/2025 (a)	235,200	234,710
		1,871,459
Healthcare – Equipment & Supplies – 2.21%
athenahealth, Inc.,
Senior Secured First Lien Term Loan
4.453% (3 Month LIBOR USD + 4.25%),
02/11/2026 (a)	889,450	892,785
Greatbatch, Ltd.,
Senior Secured First Lien Term Loan
3.50% (1 Month LIBOR USD + 2.50%,
1.000% Floor), 10/27/2022 (a)	460,103	461,398
Greenway Health, LLC,
Senior Secured First Lien Term Loan
4.75% (6 Month LIBOR USD + 3.75%,
1.000% Floor), 02/16/2024 (a)	625,625	596,949
Milano Acquisition Corp.,
Senior Secured First Lien Term Loan
4.75% (3 Month LIBOR USD + 4.00%,
0.750% Floor), 10/01/2027 (a)	942,638	940,281
MPH Acquisition Holdings, LLC,
Senior Secured First Lien Term Loan
3.75% (3 Month LIBOR USD + 2.75%,
1.000% Floor), 06/07/2023 (a)	1,345,130	1,339,400
Navicure, Inc.,
Senior Secured First Lien Term Loan
4.109% (1 Month LIBOR USD + 4.00%),
10/22/2026 (a)	1,001,671	1,004,806

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Healthcare – Equipment & Supplies – 2.21% – Continued
Vizient, Inc.,
Senior Secured First Lien Term Loan
2.109% (1 Month LIBOR USD + 2.00%),
05/06/2026 (a)	$403,760	$400,732
		5,636,351
Healthcare – Facilities – 4.67%
ADMI Corp.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 12/23/2027 (a)	758,000	752,262
AHP Health Partners, Inc.,
Senior Secured First Lien Term Loan
4.75% (3 Month LIBOR USD + 3.75%,
1.000% Floor), 06/30/2025 (a)	599,485	600,861
Bioscrip, Inc.,
Senior Secured First Lien Term Loan
3.859% (1 Month LIBOR USD + 3.75%),
08/06/2026 (a)	1,407,138	1,403,401
CHG Healthcare Services, Inc.,
Senior Secured First Lien Term Loan
4.00% (6 Month LIBOR USD + 3.00%,
1.000% Floor), 06/07/2023 (a)	1,656,685	1,653,578
Dentalcorp Perfect Smile, ULC,
Senior Secured First Lien Term Loan
4.75% (1 Month LIBOR USD + 3.75%,
1.000% Floor), 06/06/2025 (a)	559,596	556,098
Envision Healthcare Corp.,
Senior Secured First Lien Term Loan
3.859% (1 Month LIBOR USD + 3.75%),
10/10/2025 (a)	815,808	706,527
Examworks Group, Inc.,
Senior Secured First Lien Term Loan
4.25% (6 Month LIBOR USD + 3.25%,
1.000% Floor), 07/27/2023 (a)	1,549,498	1,550,745

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Healthcare – Facilities – 4.67% – Continued
Gentiva Health Services, Inc.,
Senior Secured First Lien Term Loan
2.875% (1 Month LIBOR USD + 2.75%),
07/02/2025 (a)	$681,104	$678,267
Global Medical Response, Inc.
Senior Secured First Lien Term Loan
5.25% (6 Month LIBOR USD + 4.25%,
1.000% Floor), 03/14/2025 (a)	372,488	370,759
Senior Secured First Lien Term Loan
5.75% (3 Month LIBOR USD + 4.75%,
1.000% Floor), 10/02/2025 (a)	443,675	442,954
Senior Secured First Lien Term Loan
5.75% (6 Month LIBOR USD + 4.75%,
1.000% Floor), 10/02/2025 (a)	94,975	94,821
Heartland Dental, LLC,
Senior Secured First Lien Term Loan
3.609% (1 Month LIBOR USD + 3.50%),
04/30/2025 (a)	817,570	805,863
Pluto Acquisition I, Inc.
Senior Secured First Lien Term Loan
4.609% (1 Month LIBOR USD + 4.50%),
06/22/2026 (a)	85,129	85,235
Senior Secured First Lien Term Loan
5.50% (1 Month LIBOR USD + 5.00%,
0.500% Floor), 06/22/2026 (a)	532,665	534,662
RegionalCare Hospital Partners Holdings, Inc.,
Senior Secured First Lien Term Loan
3.865% (1 Month LIBOR USD + 3.75%),
11/14/2025 (a)	641,549	641,004
Sotera Health Holdings, LLC,
Senior Secured First Lien Term Loan
3.25% (3 Month LIBOR USD + 2.75%,
0.500% Floor), 12/11/2026 (a)	611,000	610,236
Team Health Holdings, Inc.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 2.75%,
1.000% Floor), 02/06/2024 (a)	437,144	407,788
		11,895,061

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Healthcare – Life Sciences – 2.09%
Albany Molecular Research, Inc.
Senior Secured First Lien Term Loan
4.25% (3 Month LIBOR USD + 3.25%,
1.000% Floor), 08/28/2024 (a)	$594,464	$595,100
Senior Secured First Lien Term Loan
4.50% (3 Month LIBOR USD + 3.50%,
1.000% Floor), 08/30/2024 (a)	332,742	333,296
Avantor Funding, Inc.,
Senior Secured First Lien Term Loan
3.25% (1 Month LIBOR USD + 2.25%,
1.000% Floor), 11/08/2027 (a)	788,132	789,413
Cambrex Corp.,
Senior Secured First Lien Term Loan
4.25% (1 Month LIBOR USD + 3.50%,
0.750% Floor), 12/04/2026 (a)	786,577	787,725
Parexel International Corp.,
Senior Secured First Lien Term Loan
2.859% (1 Month LIBOR USD + 2.75%),
09/27/2024 (a)	822,450	813,798
PPD, Inc.,
Senior Secured First Lien Term Loan
2.75% (1 Month LIBOR USD + 2.25%,
0.500% Floor), 01/13/2028 (a)	2,017,000	2,009,982
		5,329,314
Healthcare – Managed Health Care – 0.50%
Verscend Holding Corp.
Senior Secured First Lien Term Loan
4.115% (1 Month LIBOR USD + 4.00%),
08/27/2025 (a)	425,000	425,591
Senior Secured First Lien Term Loan
4.609% (1 Month LIBOR USD + 4.50%),
08/27/2025 (a)	850,456	851,638
		1,277,229

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Healthcare – Pharmaceuticals & Biotechnology – 0.96%
Amneal Pharmaceuticals, LLC,
Senior Secured First Lien Term Loan
3.625% (1 Month LIBOR USD + 3.50%),
05/05/2025 (a)	$384,938	$378,787
Bausch Health Cos., Inc.,
Senior Secured First Lien Term Loan
3.109% (1 Month LIBOR USD + 3.00%),
06/02/2025 (a)	1,388,381	1,385,618
Grifols Worldwide Operations U.S.A., Inc.,
Senior Secured First Lien Term Loan
2.081% (1 Week LIBOR USD + 2.00%),
11/15/2027 (a)	682,123	675,342
		2,439,747
Industrial Machinery – 3.37%
Blount International, Inc.,
Senior Secured First Lien Term Loan
4.75% (1 Month LIBOR USD + 3.75%,
1.000% Floor), 04/12/2023 (a)	601,163	603,417
Brookfield WEC Holdings Inc.,
Senior Secured First Lien Term Loan
3.25% (1 Month LIBOR USD + 2.75%,
0.500% Floor), 08/01/2025 (a)	994,962	987,813
Columbus McKinnon Corp.,
Senior Secured First Lien Term Loan
3.50% (1 Month LIBOR USD + 2.50%,
1.000% Floor), 01/31/2024 (a)	372,326	371,397
CPM Holdings, Inc.
Senior Secured First Lien Term Loan
3.623% (1 Month LIBOR USD + 3.50%),
11/17/2025 (a)	586,500	573,157
Senior Secured Second Lien Term Loan
8.365% (1 Month LIBOR USD + 8.25%),
11/16/2026 (a)	275,000	271,150
EWT Holdings III Corp.,
Senior Secured First Lien Term Loan
2.609% (1 Month LIBOR USD + 2.50%),
12/20/2024 (a)	1,289,645	1,286,422

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Industrial Machinery – 3.37% – Continued
Filtration Group Corp.,
Senior Secured First Lien Term Loan
4.50% (1 Month LIBOR USD + 3.75%,
0.750% Floor), 03/31/2025 (a)	$1,039,775	$1,041,335
Helix Acquisition Holdings, Inc.,
Senior Secured First Lien Term Loan
3.953% (3 Month LIBOR USD + 3.75%),
09/30/2024 (a)	615,666	592,323
Penn Engineering & Manufacturing Corp.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 2.75%,
1.000% Floor), 06/27/2024 (a)	594,895	594,895
UOS, LLC,
Senior Secured First Lien Term Loan
4.359% (1 Month LIBOR USD + 4.25%),
04/18/2025 (a)	566,335	566,335
Vertical U.S. Newco, Inc.,
Senior Secured First Lien Term Loan
4.478% (6 Month LIBOR USD + 4.25%),
07/30/2027 (a)	462,678	464,385
Vertiv Group Corp.,
Senior Secured First Lien Term Loan
2.869% (1 Month LIBOR USD + 2.75%),
03/02/2027 (a)	1,242,474	1,234,453
		8,587,082
Leisure – Casinos & Gaming – 2.19%
Aristocrat International PTY, Ltd.,
Senior Secured First Lien Term Loan
4.75% (3 Month LIBOR USD + 3.75%,
1.000% Floor), 10/21/2024 (a)	476,400	478,932
Caesars Resort Collection, LLC,
Senior Secured First Lien Term Loan
2.859% (1 Month LIBOR USD + 2.75%),
12/23/2024 (a)	754,650	744,640

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Leisure – Casinos & Gaming – 2.19% – Continued
Entain PLC,
Senior Secured First Lien Term Loan
3.00% (6 Month LIBOR USD + 2.00%,
1.000% Floor), 03/29/2024 (a)	$465,600	$466,182
Golden Entertainment, Inc.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.00%,
0.750% Floor), 10/21/2024 (a)	591,775	586,135
Scientific Games International, Inc.,
Senior Secured First Lien Term Loan
2.859% (1 Month LIBOR USD + 2.75%),
08/14/2024 (a)	1,470,183	1,444,785
Stars Group Holdings B.V.,
Senior Secured First Lien Term Loan
3.754% (3 Month LIBOR USD + 3.50%),
07/10/2025 (a)	1,031,922	1,034,935
Station Casinos, LLC,
Senior Secured First Lien Term Loan
2.50% (1 Month LIBOR USD + 2.25%,
0.250% Floor), 02/08/2027 (a)	836,537	824,587
		5,580,196
Leisure – Hotels – 1.72%
Alterra Mountain Co.,
Senior Secured First Lien Term Loan
2.859% (1 Month LIBOR USD + 2.75%),
07/31/2024 (a)	1,179,922	1,162,230
Four Seasons Hotels, Ltd.,
Senior Secured First Lien Term Loan
2.109% (1 Month LIBOR USD + 2.00%),
11/30/2023 (a)	498,063	497,403
Lakeland Tours, LLC
Senior Secured First Lien Term Loan
7.25% (3 Month LIBOR USD + 6.00%,
1.250% Floor), 09/25/2023 (a)	110,467	111,157
Senior Secured First Lien Term Loan
2.75% (1 Month LIBOR USD + 1.50%,
1.250% Floor), 09/25/2025 (a)	220,348	177,380

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Leisure – Hotels – 1.72% – Continued
Lakeland Tours, LLC – Continued
Senior Secured First Lien Term Loan
2.75% (3 Month LIBOR USD + 1.50%,
1.250% Floor), 09/25/2025 (a)	$175,527	$161,485
Senior Secured First Lien Term Loan
13.25%, 09/27/2027	240,703	116,339
SeaWorld Parks & Entertainment, Inc.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.00%,
0.750% Floor), 04/01/2024 (a)	1,155,869	1,140,156
United PF Holdings, LLC,
Senior Secured First Lien Term Loan
4.203% (3 Month LIBOR USD + 4.00%),
12/30/2026 (a)	1,057,683	1,024,366
		4,390,516
Leisure – Restaurants – 0.91%
IRB Holding Corp.
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 2.75%,
1.000% Floor), 02/05/2025 (a)	1,928	1,915
Senior Secured First Lien Term Loan
3.75% (3 Month LIBOR USD + 2.75%,
1.000% Floor), 02/05/2025 (a)	746,239	741,236
Senior Secured First Lien Term Loan
4.25% (3 Month LIBOR USD + 3.25%,
1.000% Floor), 12/15/2027 (a)	658,350	656,806
Tacala, LLC,
Senior Secured First Lien Term Loan
4.50% (1 Month LIBOR USD + 3.75%,
0.750% Floor), 02/05/2027 (a)	909,519	905,477
		2,305,434
Media – Broadcasting – 3.17%
CBS Radio, Inc.,
Senior Secured First Lien Term Loan
2.608% (1 Month LIBOR USD + 2.50%),
11/18/2024 (a)	481,535	472,266

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Media – Broadcasting – 3.17% – Continued
Diamond Sports Group, LLC,
Senior Secured First Lien Term Loan
3.36% (1 Month LIBOR USD + 3.25%),
08/24/2026 (a)	$678,794	$471,195
EW Scripps Co.
Senior Secured First Lien Term Loan
3.313% (1 Month LIBOR USD + 2.5625%,
0.750% Floor), 05/01/2026 (a)	935,972	933,047
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.00%,
0.750% Floor), 01/07/2028 (a)	1,249,840	1,247,403
Gray Television, Inc.,
Senior Secured First Lien Term Loan
2.615% (1 Month LIBOR USD + 2.50%),
01/02/2026 (a)	446,063	443,904
Hubbard Radio, LLC,
Senior Secured First Lien Term Loan
5.25% (3 Month LIBOR USD + 4.25%,
1.000% Floor), 03/28/2025 (a)	561,459	558,652
iHeartCommunications, Inc.,
Senior Secured First Lien Term Loan
3.115% (1 Month LIBOR USD + 3.00%),
05/01/2026 (a)	860,113	850,974
Learfield Communications, LLC,
Senior Secured First Lien Term Loan
4.25% (1 Month LIBOR USD + 3.25%,
1.000% Floor), 12/01/2023 (a)	455,123	420,002
Nexstar Broadcasting, Inc.
Senior Secured First Lien Term Loan
2.36% (1 Month LIBOR USD + 2.25%),
01/17/2024 (a)	120,691	120,165
Senior Secured First Lien Term Loan
2.615% (1 Month LIBOR USD + 2.50%),
09/18/2026 (a)	1,082,221	1,075,797
Sinclair Television Group, Inc.,
Senior Secured First Lien Term Loan
2.609% (1 Month LIBOR USD + 2.50%),
09/30/2026 (a)	930,825	918,026

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Media – Broadcasting – 3.17% – Continued
Univision Communications, Inc.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 2.75%,
1.000% Floor), 03/15/2024 (a)	$563,223	$560,093
		8,071,524
Media – Cable & Satellite – 5.03%
Block Communications, Inc.,
Senior Secured First Lien Term Loan
2.453% (3 Month LIBOR USD + 2.25%),
02/25/2027 (a)	580,140	579,899
Connect U.S. Finco, LLC,
Senior Secured First Lien Term Loan
4.50% (1 Month LIBOR USD + 3.50%,
1.000% Floor), 12/11/2026 (a)	1,237,500	1,235,050
Coral-U.S. Co-Borrower, LLC,
Senior Secured First Lien Term Loan
2.359% (1 Month LIBOR USD + 2.25%),
01/31/2028 (a)	585,000	576,854
Eagle Broadband Investments, LLC,
Senior Secured First Lien Term Loan
3.75% (3 Month LIBOR USD + 3.00%,
0.750% Floor), 11/12/2027 (a)	523,688	523,198
Maxar Technologies, Ltd.,
Senior Secured First Lien Term Loan
2.86% (1 Month LIBOR USD + 2.75%),
10/04/2024 (a)	1,540,786	1,525,378
NewCo Financing Partnership,
Senior Secured First Lien Term Loan
3.606% (1 Month LIBOR USD + 3.50%),
01/31/2029 (a)	548,500	547,718
Radiate Holdco, LLC,
Senior Secured First Lien Term Loan
4.25% (1 Month LIBOR USD + 3.50%,
0.750% Floor), 09/25/2026 (a)	947,625	948,378

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Media – Cable & Satellite – 5.03% – Continued
Telenet Financing USD, LLC,
Senior Secured First Lien Term Loan
2.106% (1 Month LIBOR USD + 2.00%),
04/28/2028 (a)	$2,230,000	$2,205,402
Telesat Canada,
Senior Secured First Lien Term Loan
2.86% (1 Month LIBOR USD + 2.75%),
12/07/2026 (a)	292,907	282,685
UPC Financing Partnership
Senior Secured First Lien Term Loan
2.356% (1 Month LIBOR USD + 2.25%),
04/28/2028 (a)	765,000	757,733
Senior Secured First Lien Term Loan
3.606% (1 Month LIBOR USD + 3.50%),
01/31/2029 (a)	548,500	547,718
Virgin Media Bristol, LLC,
Senior Secured First Lien Term Loan
2.606% (1 Month LIBOR USD + 2.50%),
01/31/2028 (a)	1,035,000	1,027,181
WideOpenWest Finance, LLC,
Senior Secured First Lien Term Loan
4.25% (1 Month LIBOR USD + 3.25%,
1.000% Floor), 08/18/2023 (a)	1,259,645	1,259,255
Xplornet Communications, Inc.,
Senior Secured First Lien Term Loan
4.859% (1 Month LIBOR USD + 4.75%),
06/10/2027 (a)	788,878	790,421
		12,806,870
Media – Diversified – 3.46%
ABG Intermediate Holdings 2, LLC,
Senior Secured First Lien Term Loan
4.00% (3 Month LIBOR USD + 3.25%,
0.750% Floor), 09/27/2024 (a)	2,639,381	2,635,620
Arches Buyer, Inc.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 12/06/2027 (a)	1,331,663	1,324,671

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Media – Diversified – 3.46% – Continued
Buzz Finco, LLC,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 01/29/2027 (a)	$93,705	$93,705
Buzz Merger Sub, Ltd.,
Senior Secured First Lien Term Loan
2.859% (1 Month LIBOR USD + 2.75%),
01/29/2027 (a)	623,700	620,582
Catalina Marketing Corp.,
Senior Secured First Lien Term Loan
2.00% (1 Month LIBOR USD + 1.00%,
1.000% Floor), 08/15/2023 (a)	1,302	584
Getty Images, Inc.,
Senior Secured First Lien Term Loan
4.625% (1 Month LIBOR USD + 4.50%),
02/19/2026 (a)	950,087	943,061
Harland Clarke Holdings Corp.,
Senior Secured First Lien Term Loan
5.75% (3 Month LIBOR USD + 4.75%,
1.000% Floor), 11/03/2023 (a)	657,718	589,161
Match Group, Inc.,
Senior Secured First Lien Term Loan
1.948% (3 Month LIBOR USD + 1.75%),
02/15/2027 (a)	575,000	570,328
Meredith Corp.,
Senior Secured First Lien Term Loan
2.609% (1 Month LIBOR USD + 2.50%),
01/31/2025 (a)	795,764	788,507
Nielsen Finance, LLC,
Senior Secured First Lien Term Loan
4.75% (1 Month LIBOR USD + 3.75%,
1.000% Floor), 06/04/2025 (a)	586,902	590,159
Red Ventures, LLC,
Senior Secured First Lien Term Loan
2.609% (1 Month LIBOR USD + 2.50%),
11/08/2024 (a)	668,682	652,751
		8,809,129

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Media – Entertainment – 4.22%
CDS U.S. Intermediate Holdings, Inc.,
Senior Secured First Lien Term Loan
7.00% (3 Month LIBOR USD + 6.00%,
1.000% Floor), 11/24/2025 (a)	$642,873	$643,876
Cirque Du Soleil Holding
Senior Secured Second Lien Term Loan
2.00% (1 Month LIBOR USD + 1.00%,
1.000% Floor), 11/24/2027 (a)	2,484	2,339
Senior Secured Second Lien Term Loan
2.00% (3 Month LIBOR USD + 1.00%,
1.000% Floor), 11/24/2027 (a)	345,292	325,149
Creative Artists Agency, LLC,
Senior Secured First Lien Term Loan
3.859% (1 Month LIBOR USD + 3.75%),
11/26/2026 (a)	1,241,477	1,229,397
Crown Finance U.S., Inc.
Senior Secured First Lien Term Loan
7.00%, 05/23/2024	307,464	390,287
Senior Secured First Lien Term Loan
3.50% (3 Month LIBOR USD + 2.50%,
1.000% Floor), 02/28/2025 (a)	703,497	603,122
Lions Gate Capital Holdings, LLC,
Senior Secured First Lien Term Loan
2.359% (1 Month LIBOR USD + 2.25%),
03/24/2025 (a)	440,657	434,964
Metro-Goldwyn-Mayer, Inc.,
Senior Secured Second Lien Term Loan
5.50% (1 Month LIBOR USD + 4.50%,
1.000% Floor), 07/03/2026 (a)	635,000	634,009
Nascar Holdings, LLC,
Senior Secured First Lien Term Loan
2.865% (1 Month LIBOR USD + 2.75%),
10/19/2026 (a)	647,326	643,889
Playtika Holding Corp.,
Senior Secured First Lien Term Loan
2.859% (1 Month LIBOR USD + 2.75%),
03/13/2028 (a)	1,798,000	1,790,134

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Media – Entertainment – 4.22% – Continued
UFC Holdings, LLC,
Senior Secured First Lien Term Loan
3.75% (6 Month LIBOR USD + 3.00%,
0.750% Floor), 04/29/2026 (a)	$1,506,327	$1,502,676
William Morris Endeavor Entertainment, LLC
Senior Secured First Lien Term Loan
2.87% (1 Month LIBOR USD + 2.75%),
05/16/2025 (a)	1,943,465	1,841,706
Senior Secured First Lien Term Loan
2.87% (3 Month LIBOR USD + 2.75%),
05/16/2025 (a)	78,821	74,694
WMG Acquisition Corp.,
Senior Secured First Lien Term Loan
2.234% (1 Month LIBOR USD + 2.125%),
01/20/2028 (a)	637,000	635,506
		10,751,748
Metals & Mining – 0.15%
GrafTech Finance, Inc.,
Senior Secured First Lien Term Loan
3.50% (1 Month LIBOR USD + 3.00%,
0.500% Floor), 02/12/2025 (a)	376,494	377,083

Midstream – Storage & Transport – 1.36%
Brazos Delaware II, LLC,
Senior Secured First Lien Term Loan
4.111% (1 Month LIBOR USD + 4.00%),
05/21/2025 (a)	393,757	368,901
Buckeye Partners, L.P.,
Senior Secured First Lien Term Loan
2.359% (1 Month LIBOR USD + 2.25%),
11/02/2026 (a)	688,063	685,841
Lower Cadence Holdings, LLC,
Senior Secured First Lien Term Loan
4.109% (1 Month LIBOR USD + 4.00%),
05/22/2026 (a)	649,535	635,463

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Midstream – Storage & Transport – 1.36% – Continued
Lucid Energy Group II Borrower, LLC,
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.00%,
1.000% Floor), 02/18/2025 (a)	$450,540	$437,210
Northriver Midstream Finance, L.P.,
Senior Secured First Lien Term Loan
3.488% (3 Month LIBOR USD + 3.25%),
10/01/2025 (a)	736,125	727,215
Traverse Midstream Partners, LLC,
Senior Secured First Lien Term Loan
6.50% (1 Month LIBOR USD + 5.50%,
1.000% Floor), 09/27/2024 (a)	607,882	604,462
		3,459,092
Oil & Gas – Equipment & Services – 0.15%
U.S. Silica Co.,
Senior Secured First Lien Term Loan
5.00% (1 Month LIBOR USD + 4.00%,
1.000% Floor), 05/01/2025 (a)	407,341	394,306

Packaging – 1.68%
Ball Metalpack Finco, LLC,
Senior Secured First Lien Term Loan
4.69% (3 Month LIBOR USD + 4.50%),
07/31/2025 (a)	731,831	730,385
Mauser Packaging Solutions Holding Co.
Senior Secured First Lien Term Loan
3.407% (1 Month LIBOR USD + 3.25%),
04/03/2024 (a)	3,674	3,601
Senior Secured First Lien Term Loan
3.443% (3 Month LIBOR USD + 3.25%),
04/03/2024 (a)	1,411,008	1,382,964
Pregis Topco, LLC
Senior Secured First Lien Term Loan
3.865% (1 Month LIBOR USD + 3.75%),
07/31/2026 (a)	538,188	534,767

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Packaging – 1.68% – Continued
Pregis Topco, LLC – Continued
Senior Secured First Lien Term Loan
5.00% (1 Month LIBOR USD + 4.25%,
0.750% Floor), 07/31/2026 (a)	$550,000	$551,375
Reynolds Consumer Products, LLC,
Senior Secured First Lien Term Loan
1.865% (1 Month LIBOR USD + 1.75%),
02/04/2027 (a)	538,648	536,731
Sabert Corp.,
Senior Secured First Lien Term Loan
5.50% (1 Month LIBOR USD + 4.50%,
1.000% Floor), 12/10/2026 (a)	549,614	550,988
		4,290,811
Retail – Food & Drug – 1.55%
BJ’s Wholesale Club, Inc.,
Senior Secured First Lien Term Loan
2.106% (1 Month LIBOR USD + 2.00%),
02/02/2024 (a)	770,801	771,283
JP Intermediate B, LLC,
Senior Secured First Lien Term Loan
6.50% (3 Month LIBOR USD + 5.50%,
1.000% Floor), 11/20/2025 (a)	579,528	555,622
Triton Water Holdings, Inc.,
Senior Secured First Lien Term Loan
4.00% (3 Month LIBOR USD + 3.50%,
0.500% Floor), 03/31/2028 (a)	1,787,000	1,782,390
U.S. Foods, Inc.,
Senior Secured First Lien Term Loan
1.859% (1 Month LIBOR USD + 1.75%),
06/27/2023 (a)	842,198	832,416
		3,941,711
Retailing – 2.33%
Autokiniton U.S. Holdings, Inc.,
Senior Secured First Lien Term Loan
5.00% (1 Month LIBOR USD + 4.50%,
0.500% Floor), 03/27/2028 (a)	430,000	431,881

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Retailing – 2.33% – Continued
Belron Finance U.S., LLC,
Senior Secured First Lien Term Loan
2.443% (3 Month LIBOR USD + 2.25%),
11/07/2024 (a)	$599,850	$599,853
Great Outdoors Group, LLC,
Senior Secured First Lien Term Loan
5.00% (1 Month LIBOR USD + 4.25%,
0.750% Floor), 03/06/2028 (a)	1,170,068	1,173,432
Harbor Freight Tools U.S.A., Inc.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.00%,
0.750% Floor), 10/19/2027 (a)	728,175	728,339
Hoya Midco, LLC,
Senior Secured First Lien Term Loan
4.50% (1 Month LIBOR USD + 3.50%,
1.000% Floor), 06/28/2024 (a)	854,782	841,157
Jo-Ann Stores, LLC,
Senior Secured First Lien Term Loan
6.00% (6 Month LIBOR USD + 5.00%,
1.000% Floor), 10/20/2023 (a)	415,032	414,254
Michaels Stores, Inc.,
Senior Secured First Lien Term Loan
4.25% (1 Month LIBOR USD + 3.50%,
0.750% Floor), 10/01/2027 (a)	752,112	752,958
Pug, LLC,
Senior Secured First Lien Term Loan
3.609% (1 Month LIBOR USD + 3.50%),
02/12/2027 (a)	928,250	899,242
Sally Holdings, LLC,
Senior Secured First Lien Term Loan
2.36% (1 Month LIBOR USD + 2.25%),
07/05/2024 (a)	97,436	97,314
		5,938,430

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Technology – Software & Services – 12.78%
Access CIG, LLC
Senior Secured First Lien Term Loan
3.865% (1 Month LIBOR USD + 3.75%),
02/27/2025 (a)	$1,252,369	$1,244,091
Senior Secured Second Lien Term Loan
7.865% (1 Month LIBOR USD + 7.75%),
02/27/2026 (a)	315,000	315,394
Avast Software B.V.,
Senior Secured First Lien Term Loan
2.25% (LIBOR USD + 2.00%),
03/22/2028 (a)(g)	336,000	336,368
Barracuda Networks, Inc.,
Senior Secured First Lien Term Loan
4.50% (3 Month LIBOR USD + 3.75%,
0.750% Floor), 02/12/2025 (a)	2,024,773	2,026,040
Boxer Parent Co., Inc.,
Senior Secured First Lien Term Loan
3.859% (1 Month LIBOR USD + 3.75%),
10/02/2025 (a)	806,369	803,942
BY Crown Parent, LLC,
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.00%,
1.000% Floor), 02/02/2026 (a)	1,362,138	1,365,331
Cardtronics U.S.A., Inc.,
Senior Secured First Lien Term Loan
5.00% (1 Month LIBOR USD + 4.00%,
1.000% Floor), 06/29/2027 (a)	540,913	541,589
Castle U.S. Holding Corp.,
Senior Secured First Lien Term Loan
3.953% (3 Month LIBOR USD + 3.75%),
01/29/2027 (a)	1,170,167	1,157,734
CommerceHub, Inc.,
Senior Secured First Lien Term Loan
4.75% (1 Month LIBOR USD + 4.00%,
0.750% Floor), 12/29/2027 (a)	675,308	676,786

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Technology – Software & Services – 12.78% – Continued
Dawn Acquisition, LLC,
Senior Secured First Lien Term Loan
3.953% (3 Month LIBOR USD + 3.75%),
12/31/2025 (a)	$492,566	$452,240
DCert Buyer, Inc.,
Senior Secured First Lien Term Loan
4.109% (1 Month LIBOR USD + 4.00%),
10/16/2026 (a)	1,060,908	1,060,394
Dynatrace, LLC,
Senior Secured First Lien Term Loan
2.359% (1 Month LIBOR USD + 2.25%),
08/22/2025 (a)	477,967	476,076
E2Open, LLC,
Senior Secured First Lien Term Loan
4.00% (2 Month LIBOR USD + 3.50%,
0.500% Floor), 02/04/2028 (a)	640,000	640,403
EagleView Technology Corp.,
Senior Secured First Lien Term Loan
3.69% (3 Month LIBOR USD + 3.50%),
08/14/2025 (a)	869,975	858,557
EVO Payments International, LLC,
Senior Secured First Lien Term Loan
3.36% (1 Month LIBOR USD + 3.25%),
12/22/2023 (a)	1,082,188	1,081,739
GlobalLogic Holdings, Inc.,
Senior Secured First Lien Term Loan
4.50% (1 Month LIBOR USD + 3.75%,
0.750% Floor), 09/14/2027 (a)	592,610	593,351
Go Daddy Operating Co., LLC,
Senior Secured First Lien Term Loan
2.109% (1 Month LIBOR USD + 2.00%),
08/10/2027 (a)	1,032,783	1,028,048
Hyland Software, Inc.,
Senior Secured First Lien Term Loan
4.25% (1 Month LIBOR USD + 3.50%,
0.750% Floor), 07/01/2024 (a)	586,990	587,418

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Technology – Software & Services – 12.78% – Continued
Informatica, LLC
Senior Secured Second Lien Term Loan
7.125%, 02/25/2025	$297,000	$304,241
Senior Secured First Lien Term Loan
3.365% (1 Month LIBOR USD + 3.25%),
02/25/2027 (a)	1,125,636	1,118,883
Intrado Corp.
Senior Secured First Lien Term Loan
4.50% (3 Month LIBOR USD + 3.50%,
1.000% Floor), 10/10/2024 (a)	259,985	250,398
Senior Secured First Lien Term Loan
5.00% (3 Month LIBOR USD + 4.00%,
1.000% Floor), 10/10/2024 (a)	822,329	797,885
MA FinanceCo., LLC,
Senior Secured First Lien Term Loan
2.859% (1 Month LIBOR USD + 2.75%),
06/21/2024 (a)	106,575	105,909
Moneygram International, Inc.,
Senior Secured First Lien Term Loan
7.00% (6 Month LIBOR USD + 6.00%,
1.000% Floor), 06/30/2023 (a)	509,699	511,165
NAB Holdings, LLC,
Senior Secured First Lien Term Loan
4.00% (3 Month LIBOR USD + 3.00%,
1.000% Floor), 07/01/2024 (a)	482,575	481,494
Presidio Holdings, Inc.,
Senior Secured First Lien Term Loan
3.72% (3 Month LIBOR USD + 3.50%),
01/22/2027 (a)	735,443	734,983
Project Alpha Intermediate Holding, Inc.,
Senior Secured First Lien Term Loan
4.15% (1 Month LIBOR USD + 4.00%),
04/26/2024 (a)	1,300,640	1,298,851
ProQuest, LLC,
Senior Secured First Lien Term Loan
3.365% (1 Month LIBOR USD + 3.25%),
10/23/2026 (a)	391,598	389,591

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Technology – Software & Services – 12.78% – Continued
Rackspace Technology Global, Inc.,
Senior Secured First Lien Term Loan
3.50% (3 Month LIBOR USD + 2.75%,
0.750% Floor), 02/03/2028 (a)	$1,495,000	$1,483,706
RealPage, Inc.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 02/18/2028 (a)	325,000	323,916
Rocket Software, Inc.,
Senior Secured First Lien Term Loan
4.359% (1 Month LIBOR USD + 4.25%),
11/28/2025 (a)	607,956	607,692
SCS Holdings I, Inc.,
Senior Secured First Lien Term Loan
3.609% (1 Month LIBOR USD + 3.50%),
07/01/2026 (a)	636,776	636,674
Seattle SpinCo, Inc.,
Senior Secured First Lien Term Loan
2.859% (1 Month LIBOR USD + 2.75%),
06/21/2024 (a)	719,726	715,227
SolarWinds Holdings, Inc.,
Senior Secured First Lien Term Loan
2.859% (1 Month LIBOR USD + 2.75%),
02/05/2024 (a)	780,873	767,508
TIBCO Software, Inc.
Senior Secured First Lien Term Loan
3.86% (1 Month LIBOR USD + 3.75%),
06/30/2026 (a)	1,902,638	1,882,422
Senior Secured Second Lien Term Loan
7.36% (1 Month LIBOR USD + 7.25%),
03/03/2028 (a)	263,000	266,469
TierPoint, LLC,
Senior Secured First Lien Term Loan
4.50% (1 Month LIBOR USD + 3.75%,
0.750% Floor), 05/05/2026 (a)	441,724	440,021

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Technology – Software & Services – 12.78% – Continued
UKG, Inc.
Senior Secured First Lien Term Loan
3.859% (1 Month LIBOR USD + 3.75%),
05/04/2026 (a)	$737,765	$738,020
Senior Secured First Lien Term Loan
4.00% (3 Month LIBOR USD + 3.25%,
0.750% Floor), 01/22/2028 (a)	512,151	512,912
VM Consolidated, Inc.,
Senior Secured First Lien Term Loan
3.441% (3 Month LIBOR USD + 3.25%),
03/19/2028 (a)	1,305,567	1,297,681
VS Buyer, LLC,
Senior Secured First Lien Term Loan
3.109% (1 Month LIBOR USD + 3.00%),
02/26/2027 (a)	932,580	931,027
WEX, Inc.,
Senior Secured First Lien Term Loan
2.365% (1 Month LIBOR USD + 2.25%),
03/31/2028 (a)	717,000	715,656
		32,557,832
Technology Hardware – 1.07%
Avaya Inc.,
Senior Secured First Lien Term Loan
4.106% (1 Month LIBOR USD + 4.00%),
12/15/2027 (a)	375,000	375,403
Celestica, Inc.,
Senior Secured First Lien Term Loan
2.234% (1 Month LIBOR USD + 2.125%),
06/27/2025 (a)	527,455	523,402
CommScope, Inc.,
Senior Secured First Lien Term Loan
3.359% (1 Month LIBOR USD + 3.25%),
04/06/2026 (a)	635,325	632,698
MLN U.S. HoldCo, LLC,
Senior Secured First Lien Term Loan
4.603% (1 Month LIBOR USD + 4.50%),
11/28/2025 (a)	972,613	862,245

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Technology Hardware – 1.07% – Continued
MTS Systems Corp.,
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.25%,
0.750% Floor), 07/05/2023 (a)	$331,776	$332,191
		2,725,939
Telecommunication Services – Diversified – 4.47%
Altice Financing S.A.,
Senior Secured First Lien Term Loan
2.856% (1 Month LIBOR USD + 2.75%),
07/15/2025 (a)	536,667	526,827
Cablevision Lightpath, LLC,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 11/30/2027 (a)	917,700	917,604
Consolidated Communications, Inc.
Senior Secured First Lien Term Loan
4.25% (3 Month LIBOR USD + 3.50%,
0.750% Floor), 10/04/2027 (a)	476,905	478,171
Senior Secured First Lien Term Loan
5.75% (1 Month LIBOR USD + 4.75%,
1.000% Floor), 10/04/2027 (a)	456,963	458,176
Flexential Intermediate Corp.,
Senior Secured First Lien Term Loan
3.703% (3 Month LIBOR USD + 3.50%),
08/01/2024 (a)	758,472	710,593
Hargray Communications Group, Inc.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 2.75%,
1.000% Floor), 05/16/2024 (a)	878,974	879,260
Lumen Technologies, Inc.,
Senior Secured First Lien Term Loan
2.359% (1 Month LIBOR USD + 2.25%),
03/15/2027 (a)	2,507,869	2,485,486
Masergy Holdings, Inc.,
Senior Secured First Lien Term Loan
4.25% (3 Month LIBOR USD + 3.25%,
1.000% Floor), 12/15/2023 (a)	478,658	478,883

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Telecommunication Services – Diversified – 4.47% – Continued
MTN Infrastructure TopCo, Inc.,
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.00%,
1.000% Floor), 11/15/2024 (a)	$436,500	$436,727
Northwest Fiber, LLC,
Senior Secured First Lien Term Loan
3.857% (1 Month LIBOR USD + 3.75%),
04/30/2027 (a)	396,584	396,584
Numericable U.S., LLC,
Senior Secured First Lien Term Loan
4.198% (3 Month LIBOR USD + 4.00%),
08/14/2026 (a)	562,358	561,795
Zayo Group Holdings, Inc.,
Senior Secured First Lien Term Loan
3.109% (1 Month LIBOR USD + 3.00%),
03/09/2027 (a)	2,227,466	2,212,486
Ziggo Financing Partnership,
Senior Secured First Lien Term Loan
2.606% (1 Month LIBOR USD + 2.50%),
04/28/2028 (a)	845,000	837,687
		11,380,279
Telecommunication Services – Wireless – 0.21%
CCI Buyer, Inc.,
Senior Secured First Lien Term Loan
4.75% (3 Month LIBOR USD + 4.00%,
0.750% Floor), 12/17/2027 (a)	545,000	546,450

Transportation – 0.81%
Kenan Advantage Group, Inc.,
Senior Secured First Lien Term Loan
4.50% (1 Month LIBOR USD + 3.75%,
0.750% Floor), 03/24/2026 (a)	569,000	566,866
PODS, LLC,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.00%,
0.750% Floor), 03/31/2028 (a)	991,000	987,408

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.77% – Continued

Transportation – 0.81% – Continued
Uber Technologies, Inc.
Senior Secured First Lien Term Loan
3.609% (1 Month LIBOR USD + 3.50%),
04/04/2025 (a)	$423,910	$422,541
Senior Secured First Lien Term Loan
3.609% (1 Month LIBOR USD + 3.50%),
02/25/2027 (a)	74,804	74,611
		2,051,426
Utilities – Power – 0.73%
Calpine Construction Finance Co., L.P.,
Senior Secured First Lien Term Loan
2.109% (1 Month LIBOR USD + 2.00%),
01/15/2025 (a)	848,581	838,823
Calpine Corp.,
Senior Secured First Lien Term Loan
2.61% (1 Month LIBOR USD + 2.50%),
12/16/2027 (a)	379,050	377,205
Eastern Power, LLC,
Senior Secured First Lien Term Loan
4.75% (3 Month LIBOR USD + 3.75%,
1.000% Floor), 10/02/2025 (a)	208,000	196,704
Frontera Generation Holdings, LLC,
Senior Secured First Lien Term Loan
5.25% (3 Month LIBOR USD + 4.25%,
1.000% Floor), 05/02/2025 (a)	615,825	44,647
Lightstone Holdco, LLC
Senior Secured First Lien Term Loan
4.75% (3 Month LIBOR USD + 3.75%,
1.000% Floor), 01/30/2024 (a)	484,942	384,753
Senior Secured First Lien Term Loan
4.75% (3 Month LIBOR USD + 3.75%,
1.000% Floor), 01/30/2024 (a)	27,351	21,701
		1,863,833
TOTAL BANK LOANS
(Cost $222,314,941)		221,043,909

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 10.58% (e)

Aerospace & Defense – 0.44%
Moog, Inc. 4.25%, 12/15/2027 (f)	$640,000	$653,600
TransDigm, Inc. 4.625%, 01/15/2029 (f)	488,000	481,188
		1,134,788
Automotive – 0.47%
Ford Motor Co.
8.50%, 04/21/2023	515,000	574,869
9.00%, 04/22/2025	505,000	612,262
		1,187,131
Commercial Services – 0.47%
Garda World Security Corp.
4.625%, 02/15/2027 (c)(f)	530,000	531,325
Tempo Acquisition, LLC / Tempo Acquisition
Finance Corp. 5.75%, 06/01/2025 (f)	625,000	661,719
		1,193,044
Construction & Engineering – 0.25%
Pike Corp. 5.50%, 09/01/2028 (f)	638,000	650,760

Environmental Services – 0.32%
GFL Environmental, Inc.
4.00%, 08/01/2028 (c)(f)	541,000	524,432
Stericycle, Inc. 5.375%, 07/15/2024 (f)	295,000	305,325
		829,757
Financials – Thrifts & Mortgages – 0.26%
Quicken Loans, LLC / Quicken Loans
Co-Issuer, Inc.
3.625%, 03/01/2029 (f)	280,000	271,425
3.875%, 03/01/2031 (f)	400,000	387,000
		658,425
Healthcare – Equipment & Supplies – 0.21%
Change Healthcare Holdings, LLC / Change
Healthcare Finance, Inc.
5.75%, 03/01/2025 (f)	515,000	525,609

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 10.58% (e) – Continued

Healthcare – Facilities – 0.69%
Legacy LifePoint Health, LLC
4.375%, 02/15/2027 (f)	$370,000	$363,525
Tenet Healthcare Corp.
7.50%, 04/01/2025 (f)	189,000	204,325
5.125%, 05/01/2025	555,000	563,492
4.625%, 06/15/2028 (f)	600,000	615,738
		1,747,080
Healthcare – Life Sciences – 0.30%
Avantor Funding, Inc.
4.625%, 07/15/2028 (f)	740,000	773,751

Healthcare – Pharmaceuticals & Biotechnology – 0.51%
Bausch Health Cos., Inc.
6.125%, 04/15/2025 (c)(f)	500,000	513,100
5.50%, 11/01/2025 (c)(f)	775,000	796,995
		1,310,095
Healthcare – Reits – 0.55%
Diversified Healthcare Trust
9.75%, 06/15/2025	800,000	906,600
MPT Operating Partnership, L.P. /
MPT Finance Corp. 3.50%, 03/15/2031	505,000	495,865
		1,402,465
Industrial Machinery – 0.43%
WESCO Distribution, Inc.
7.125%, 06/15/2025 (f)	490,000	536,464
7.25%, 06/15/2028 (f)	490,000	548,998
		1,085,462
Leisure – Casinos & Gaming – 0.83%
Caesars Entertainment, Inc.
6.25%, 07/01/2025 (f)	885,000	942,574
VICI Properties, L.P. /
VICI Note Co., Inc. 3.50%, 02/15/2025 (f)	1,145,000	1,167,900
		2,110,474

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 10.58% (e) – Continued

Leisure – Hotels – 0.06%
Hilton Domestic Operating Co., Inc.
5.375%, 05/01/2025 (f)	$155,000	$163,525

Media – Cable & Satellite – 2.25%
Block Communications, Inc.
4.875%, 03/01/2028 (f)	960,000	980,021
DISH DBS Corp.
6.75%, 06/01/2021	1,215,000	1,224,568
5.875%, 07/15/2022	1,450,000	1,515,975
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	1,150,000	1,269,156
6.625%, 08/01/2026	675,000	749,655
		5,739,375
Media – Diversified – 0.18%
Match Group Holdings II, LLC
4.625%, 06/01/2028 (f)	438,000	448,352

Metals & Mining – 0.10%
GrafTech Finance, Inc.
4.625%, 12/15/2028 (f)	255,000	256,754

Retail – Food & Drug – 0.20%
U.S. Foods, Inc. 6.25%, 04/15/2025 (f)	465,000	499,101

Retailing – 0.45%
QVC, Inc.
4.85%, 04/01/2024	730,000	786,057
4.75%, 02/15/2027	350,000	362,906
		1,148,963
Technology – Software & Services – 0.16%
Boxer Parent Co., Inc.
7.125%, 10/02/2025 (f)	385,000	413,467

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 10.58% (e) – Continued

Technology Hardware – 0.33%
Dell International, LLC / EMC Corp.
5.85%, 07/15/2025 (f)	$220,000	$256,575
Diebold Nixdorf, Inc.
9.375%, 07/15/2025 (f)	530,000	591,281
		847,856
Telecommunication Services – Diversified – 0.75%
Consolidated Communications, Inc.
5.00%, 10/01/2028 (f)	256,000	258,637
Frontier Communications Corp.
5.00%, 05/01/2028 (f)	1,000,000	1,019,375
Northwest Fiber, LLC / Northwest Fiber
Finance Sub, Inc. 6.00%, 02/15/2028 (f)	622,000	622,000
		1,900,012
Utilities – Propane – 0.37%
Ferrellgas Escrow, LLC / FG Operating
Finance Escrow Corp.
5.375%, 04/01/2026 (f)	451,000	449,106
5.875%, 04/01/2029 (f)	496,000	490,234
		939,340
TOTAL CORPORATE BONDS
(Cost $25,976,218)		26,965,586

	Shares
EQUITIES – 0.53%

Media – Broadcasting – 0.03%
Cumulus Media, Inc. (b)	8,437	76,861

Media – Entertainment – 0.39%
Cirque Du Soleil (b)	130,255	989,939

Oil & Gas – Exploration & Production – 0.11%
California Resources Corp. (b)	11,408	274,476
TOTAL EQUITIES
(Cost $689,505)		1,341,276

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

		Fair
	Shares	Value

WARRANT – 0.02%

Media – Entertainment – 0.02%
Crown Finance U.S., Inc.	98,930	$61,782
TOTAL WARRANT
(Cost $30,928)		61,782

MONEY MARKET FUND – 4.39%
First American Government
Obligations Fund – Class X, 0.04% (d)	11,184,426	11,184,426
TOTAL MONEY MARKET FUND
(Cost $11,184,426)		11,184,426
Total Investments (Cost $260,196,018) – 102.29%		260,596,979
Liabilities in Excess of Other Assets – (2.29%)		(5,844,413)
TOTAL NET ASSETS – 100.00%		$254,752,566

LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Variable rate securities. The coupon rate shown is the effective interest rate as of March 31, 2021.
(b)	Non-income producing security.
(c)	U.S. traded security of a foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of March 31, 2021.
(e)	All or a portion is posted as collateral for delayed settlement securities.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of March 31, 2021, the value of these investments was $17,904,181 or 7.03% of total net assets.

(g)	Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

PORTFOLIO ALLOCATION
March 31, 2021 (Unaudited)

% Net
TOP TEN HOLDINGS	Assets
Altice France SA/France 7.375%, 05/01/2026	1.94%
Stars Group Holdings B.V. / Stars Group U.S. Co-Borrower, LLC
7.00%, 07/15/2026	1.39%
Dell International, LLC / EMC Corp. 7.125%, 06/15/2024	1.33%
MPT Operating Partnership, L.P. / MPT Finance Corp.
5.25%, 08/01/2026	1.09%
OCI N.V. 5.25%, 11/01/2024	0.97%
Nielsen Co. Luxembourg S.A.R.L. 5.00%, 02/01/2025	0.96%
Tempo Acquisition, LLC / Tempo Acquisition Finance Corp.
6.75%, 06/01/2025	0.96%
Tenet Healthcare Corp. 5.125%, 05/01/2025	0.95%
Molina Healthcare, Inc. 5.375%, 11/15/2022	0.95%
Virgin Media Secured Finance PLC 5.50%, 08/15/2026	0.93%

The portfolio's holdings and allocations are subject to change.  The top ten holdings presented exclude the money market fund. The percentages are of total net assets as of March 31, 2021.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 92.65% (f)

Aerospace & Defense – 1.48%
Howmet Aerospace, Inc.
5.125%, 10/01/2024	$1,860,000	$2,048,139
6.875%, 05/01/2025	2,940,000	3,410,400
TransDigm, Inc.
8.00%, 12/15/2025 (c)	3,620,000	3,945,800
6.25%, 03/15/2026 (c)	3,920,000	4,159,728
6.375%, 06/15/2026	2,780,000	2,879,037
		16,443,104
Auto Retail – 0.77%
Penske Automotive Group, Inc.
3.50%, 09/01/2025	2,150,000	2,203,320
5.50%, 05/15/2026	6,173,000	6,363,900
		8,567,220
Automotive – 6.52%
Adient U.S., LLC 9.00%, 04/15/2025 (c)	2,870,000	3,189,287
American Axle & Manufacturing, Inc.
6.25%, 04/01/2025	6,190,000	6,383,438
Clarios Global, L.P.
6.75%, 05/15/2025 (b)(c)	609,000	652,403
Clarios Global, L.P. / Clarios U.S.
Finance Co. 6.25%, 05/15/2026 (b)(c)	1,307,000	1,389,720
Dana Financing Luxembourg S.A.R.L.
5.75%, 04/15/2025 (b)(c)	2,505,000	2,584,847
Dana, Inc. 5.50%, 12/15/2024	2,890,000	2,953,797
Ford Motor Co.
8.50%, 04/21/2023	6,335,000	7,071,444
9.00%, 04/22/2025	1,869,000	2,265,975
Ford Motor Credit Co., LLC
1.429% (3 Month LIBOR
USD + 1.235%), 02/15/2023 (a)	1,300,000	1,287,547
3.81%, 01/09/2024	750,000	774,375
3.664%, 09/08/2024	2,660,000	2,757,835
4.063%, 11/01/2024	1,750,000	1,832,950
5.125%, 06/16/2025	625,000	675,144
3.375%, 11/13/2025	8,955,000	9,118,429

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 92.65% (f) – Continued

Automotive – 6.52% – Continued
Goodyear Tire & Rubber Co.
5.125%, 11/15/2023	$5,479,000	$5,504,751
9.50%, 05/31/2025	3,120,000	3,502,200
5.00%, 05/31/2026	6,400,000	6,590,720
IHO Verwaltungs GmbH 4.75% Cash or
6.00% PIK, 09/15/2026 (b)(c)(g)	2,000,000	2,059,375
Meritor, Inc.
6.25%, 02/15/2024	2,468,000	2,517,854
6.25%, 06/01/2025 (c)	2,520,000	2,690,100
Navistar International Corp.
9.50%, 05/01/2025 (c)	1,220,000	1,342,763
6.625%, 11/01/2025 (c)	1,975,000	2,051,590
Tesla, Inc. 5.30%, 08/15/2025 (c)	3,100,000	3,220,435
		72,416,979
Building Products – 1.56%
American Builders & Contractors
Supply Co., Inc. 5.875%, 05/15/2026 (c)	380,000	393,131
Ashtead Capital, Inc. 5.25%, 08/01/2026 (c)	1,720,000	1,808,752
Forterra Finance, LLC / FRTA Finance Corp.
6.50%, 07/15/2025 (c)	5,020,000	5,405,913
SRS Distribution, Inc.
8.25%, 07/01/2026 (c)	4,444,000	4,691,175
Summit Materials, LLC / Summit Materials
Finance Corp. 5.125%, 06/01/2025 (c)	2,692,000	2,742,192
United Rentals North America, Inc.
5.875%, 09/15/2026	2,185,000	2,290,230
		17,331,393
Chemicals – 2.85%
Avient Corp. 5.75%, 05/15/2025 (c)	4,641,000	4,936,864
Blue Cube Spinco, LLC
10.00%, 10/15/2025	806,000	851,337
Methanex Corp. 4.25%, 12/01/2024 (b)	4,976,000	5,193,700
NOVA Chemicals Corp.
5.25%, 08/01/2023 (b)(c)	1,305,000	1,317,221
4.875%, 06/01/2024 (b)(c)	500,000	523,438
The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 92.65% (f) – Continued

Chemicals – 2.85% – Continued
OCI N.V. 5.25%, 11/01/2024 (b)(c)	$10,370,000	$10,804,244
Olin Corp. 9.50%, 06/01/2025 (c)	1,167,000	1,441,245
Tronox Finance PLC
5.75%, 10/01/2025 (b)(c)	1,285,000	1,340,422
Tronox, Inc. 6.50%, 05/01/2025 (c)	4,872,000	5,231,310
		31,639,781
Commercial Services – 3.69%
Allied Universal Holdco, LLC /
Allied Universal Finance Corp.
6.625%, 07/15/2026 (c)	4,355,000	4,626,556
Aramark Services, Inc.
6.375%, 05/01/2025 (c)	3,726,000	3,954,217
4.75%, 06/01/2026	970,000	998,615
Brink’s Co. 5.50%, 07/15/2025 (c)	2,045,000	2,163,866
Compass Group Diversified Holdings, LLC
8.00%, 05/01/2026 (c)	2,219,000	2,322,405
Dun & Bradstreet Corp.
6.875%, 08/15/2026 (c)	3,510,000	3,754,208
KAR Auction Services, Inc.
5.125%, 06/01/2025 (c)	8,877,000	8,990,182
Tempo Acquisition, LLC /
Tempo Acquisition Finance Corp.
5.75%, 06/01/2025 (c)	3,350,000	3,546,813
6.75%, 06/01/2025 (c)	10,425,000	10,666,078
		41,022,940
Construction & Engineering – 0.45%
AECOM 5.875%, 10/15/2024	615,000	692,521
Picasso Finance Sub, Inc.
6.125%, 06/15/2025 (c)	4,089,000	4,350,491
		5,043,012
Consumer Discretionary – 1.23%
Hanesbrands, Inc. 5.375%, 05/15/2025 (c)	5,115,000	5,418,703
Levi Strauss & Co. 5.00%, 05/01/2025	1,141,000	1,163,940

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 92.65% (f) – Continued

Consumer Discretionary – 1.23% – Continued
Newell Brands, Inc. 4.875%, 06/01/2025	$2,075,000	$2,292,875
PVH Corp. 4.625%, 07/10/2025	4,385,000	4,821,804
		13,697,322
Consumer Non-Discretionary – 0.31%
Spectrum Brands, Inc. 5.75%, 07/15/2025	3,340,000	3,448,550

Environmental Services – 2.60%
Covanta Holding Corp.
5.875%, 07/01/2025	8,148,000	8,462,879
GFL Environmental, Inc.
4.25%, 06/01/2025 (b)(c)	4,178,000	4,311,174
3.75%, 08/01/2025 (b)(c)	5,850,000	5,948,719
Stericycle, Inc. 5.375%, 07/15/2024 (c)	9,754,000	10,095,390
		28,818,162
Financials – Banks – 0.53%
CIT Group, Inc.
5.00%, 08/01/2023	3,135,000	3,407,353
3.929% (SOFR + 3.827%), 06/19/2024 (a)	2,289,000	2,423,479
		5,830,832
Financials – Consumer Finance – 2.50%
Ally Financial, Inc.
4.625%, 05/19/2022	1,467,000	1,532,336
5.75%, 11/20/2025	2,970,000	3,378,029
goeasy, Ltd. 5.375%, 12/01/2024 (b)(c)	1,830,000	1,899,961
Navient Corp.
6.625%, 07/26/2021	390,000	397,508
7.25%, 01/25/2022	5,220,000	5,419,013
6.50%, 06/15/2022	3,696,000	3,887,859
5.50%, 01/25/2023	1,840,000	1,914,750
7.25%, 09/25/2023	3,275,000	3,550,782
OneMain Finance Corp.
6.125%, 05/15/2022	475,000	498,750
6.125%, 03/15/2024	4,000,000	4,325,000
8.875%, 06/01/2025	885,000	982,040
		27,786,028

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 92.65% (f) – Continued

Financials – Diversified – 0.32%
DAE Funding, LLC 5.00%, 08/01/2024 (c)	$799,000	$824,468
Lithia Motors, Inc. 5.25%, 08/01/2025 (c)	1,500,000	1,550,468
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022 (b)(c)	78,000	81,909
Starwood Property Trust, Inc.
5.00%, 12/15/2021	1,070,000	1,086,719
		3,543,564
Financials – Insurance – 0.75%
Acrisure, LLC / Acrisure Finance, Inc.
7.00%, 11/15/2025 (c)	5,075,000	5,249,453
HUB International, Ltd.
7.00%, 05/01/2026 (c)	3,000,000	3,118,245
		8,367,698
Financials – Thrifts & Mortgages – 0.66%
PennyMac Financial Services, Inc.
5.375%, 10/15/2025 (c)	4,895,000	5,080,031
United Wholesale Mortgage, LLC
5.50%, 11/15/2025 (c)	2,125,000	2,217,969
		7,298,000
Food & Beverage – 1.02%
B&G Foods, Inc. 5.25%, 04/01/2025	6,208,000	6,384,928
Primo Water Holdings, Inc.
5.50%, 04/01/2025 (c)	4,750,000	4,887,987
		11,272,915
Healthcare – Equipment & Supplies – 0.99%
Change Healthcare Holdings, LLC /
Change Healthcare Finance, Inc.
5.75%, 03/01/2025 (c)	6,951,000	7,094,191
Hill-Rom Holdings, Inc.
5.00%, 02/15/2025 (c)	3,411,000	3,513,756
Ortho-Clinical Diagnostics, Inc. /
Ortho-Clinical Diagnostics SA
7.375%, 06/01/2025 (c)	363,000	390,942
		10,998,889

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 92.65% (f) – Continued

Healthcare – Facilities – 4.39%
AHP Health Partners, Inc.
9.75%, 07/15/2026 (c)	$2,950,000	$3,207,564
HCA, Inc.
7.50%, 12/15/2023	2,505,000	2,861,963
8.36%, 04/15/2024	3,846,000	4,509,435
7.69%, 06/15/2025	658,000	795,650
7.58%, 09/15/2025	1,246,000	1,488,970
Legacy LifePoint Health, LLC
6.75%, 04/15/2025 (c)	5,656,000	6,023,640
Magellan Health, Inc.
4.90%, 09/22/2024 (a)	2,972,000	3,196,757
RegionalCare Hospital Partners
Holdings, Inc. / LifePoint Health, Inc.
9.75%, 12/01/2026 (c)	2,490,000	2,700,094
Tenet Healthcare Corp.
6.75%, 06/15/2023	2,970,000	3,214,283
4.625%, 07/15/2024	1,610,000	1,638,578
4.625%, 09/01/2024 (c)	5,360,000	5,519,138
7.50%, 04/01/2025 (c)	2,765,000	2,989,200
5.125%, 05/01/2025	10,384,000	10,542,875
		48,688,147
Healthcare – Life Sciences – 0.73%
IQVIA, Inc. 5.00%, 10/15/2026 (c)	1,049,000	1,091,616
Jaguar Holding Co. II / PPD
Development, L.P. 4.625%, 06/15/2025 (c)	6,685,000	6,963,296
		8,054,912
Healthcare – Managed Health Care – 2.34%
Centene Corp. 5.375%, 06/01/2026 (c)	5,510,000	5,768,694
Molina Healthcare, Inc.
5.375%, 11/15/2022 (a)(d)	10,028,000	10,533,562
Verscend Escrow Corp.
9.75%, 08/15/2026 (c)	9,001,000	9,667,929
		25,970,185

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 92.65% (f) – Continued

Healthcare – Pharmaceuticals & Biotechnology – 2.70%
Bausch Health Cos., Inc.
7.00%, 03/15/2024 (b)(c)	$8,582,000	$8,787,968
6.125%, 04/15/2025 (b)(c)	6,122,000	6,282,396
5.50%, 11/01/2025 (b)(c)	300,000	308,514
9.00%, 12/15/2025 (b)(c)	3,559,000	3,872,637
Elanco Animal Health, Inc.
4.912%, 08/27/2021 (a)(d)	812,000	820,627
Teva Pharmaceutical Finance
Netherlands III B.V.
2.20%, 07/21/2021 (b)	5,563,000	5,566,477
2.80%, 07/21/2023 (b)	4,395,000	4,386,430
		30,025,049
Healthcare – Reits – 1.39%
Diversified Healthcare Trust
9.75%, 06/15/2025	2,890,000	3,275,092
MPT Operating Partnership, L.P. /
MPT Finance Corp. 5.25%, 08/01/2026	11,737,000	12,147,795
		15,422,887
Industrial Machinery – 2.47%
Colfax Corp.
6.00%, 02/15/2024 (c)	7,486,000	7,721,809
6.375%, 02/15/2026 (c)	6,350,000	6,764,750
EnPro Industries, Inc. 5.75%, 10/15/2026	2,690,000	2,856,941
Hillenbrand, Inc. 5.75%, 06/15/2025	650,000	695,094
RBS Global, Inc. / Rexnord, LLC
4.875%, 12/15/2025 (c)	4,625,000	4,730,450
WESCO Distribution, Inc.
5.375%, 06/15/2024	1,530,000	1,562,513
7.125%, 06/15/2025 (c)	2,775,000	3,038,139
		27,369,696
Leisure – Casinos & Gaming – 4.32%
Boyd Gaming Corp.
8.625%, 06/01/2025 (c)	650,000	723,613
6.375%, 04/01/2026	7,068,000	7,296,720

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 92.65% (f) – Continued

Leisure – Casinos & Gaming – 4.32% – Continued
Caesars Entertainment, Inc.
6.25%, 07/01/2025 (c)	$2,195,000	$2,337,796
Caesars Resort Collection, LLC /
CRC Finco, Inc. 5.75%, 07/01/2025 (c)	1,875,000	1,981,031
International Game Technology PLC
4.125%, 04/15/2026 (b)(c)	2,550,000	2,626,704
MGM Resorts International
7.75%, 03/15/2022	4,629,000	4,884,336
6.00%, 03/15/2023	6,128,000	6,572,280
6.75%, 05/01/2025	1,335,000	1,437,227
Scientific Games International, Inc.
5.00%, 10/15/2025 (c)	2,600,000	2,696,070
Stars Group Holdings B.V. /
Stars Group U.S. Co-Borrower, LLC
7.00%, 07/15/2026 (b)(c)	14,788,000	15,481,188
VICI Properties, L.P. / VICI Note Co., Inc.
3.50%, 02/15/2025 (c)	1,865,000	1,902,300
		47,939,265
Leisure – Hotels – 3.45%
ESH Hospitality, Inc.
5.25%, 05/01/2025 (c)	4,534,000	4,631,368
Expedia Group, Inc.
3.60%, 12/15/2023 (c)	1,705,000	1,815,543
FelCor Lodging, L.P.
6.00%, 06/01/2025	2,105,000	2,166,613
Hilton Domestic Operating Co., Inc.
5.375%, 05/01/2025 (c)	1,510,000	1,593,050
Marriott International, Inc./MD
5.75%, 05/01/2025 (a)(d)	4,135,000	4,745,798
Marriott Ownership Resorts, Inc.
6.125%, 09/15/2025 (c)	3,515,000	3,742,167
Marriott Ownership Resorts, Inc. / ILG, LLC
6.50%, 09/15/2026	1,573,000	1,645,507
Service Properties Trust
5.00%, 08/15/2022	3,425,000	3,484,698
4.35%, 10/01/2024	1,486,000	1,479,145

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 92.65% (f) – Continued

Leisure – Hotels – 3.45% – Continued
Six Flags Theme Parks, Inc.
7.00%, 07/01/2025 (c)	$629,000	$681,896
Travel + Leisure Co.
4.25%, 03/01/2022	1,060,000	1,073,913
5.65%, 04/01/2024 (a)(d)	435,000	472,473
TripAdvisor, Inc. 7.00%, 07/15/2025 (c)	5,928,000	6,422,247
Vail Resorts, Inc. 6.25%, 05/15/2025 (c)	4,070,000	4,344,725
		38,299,143
Leisure – Restaurants – 1.35%
1011778 B.C., ULC / New Red Finance, Inc.
4.25%, 05/15/2024 (b)(c)	1,976,000	2,001,154
5.75%, 04/15/2025 (b)(c)	2,800,000	2,979,396
IRB Holding Corp. 7.00%, 06/15/2025 (c)	2,400,000	2,587,740
Yum! Brands, Inc. 7.75%, 04/01/2025 (c)	6,747,000	7,396,399
		14,964,689
Media – Broadcasting – 0.94%
AMC Networks, Inc. 5.00%, 04/01/2024	3,277,000	3,322,059
Gray Television, Inc.
5.875%, 07/15/2026 (c)	2,000,000	2,076,250
TEGNA, Inc.
5.50%, 09/15/2024 (c)	1,812,000	1,844,281
4.75%, 03/15/2026 (c)	1,695,000	1,800,937
Univision Communications, Inc.
5.125%, 02/15/2025 (c)	1,343,000	1,358,948
		10,402,475
Media – Cable & Satellite – 7.73%
CCO Holdings, LLC /
CCO Holdings Capital Corp.
5.75%, 02/15/2026 (c)	8,618,000	8,902,394
5.50%, 05/01/2026 (c)	5,756,000	5,944,250
Connect Finco S.A.R.L. / Connect U.S.
Finco, LLC 6.75%, 10/01/2026 (b)(c)	2,500,000	2,665,725
CSC Holdings, LLC
6.75%, 11/15/2021	800,000	822,500
5.875%, 09/15/2022	4,933,000	5,218,029
5.50%, 05/15/2026 (c)	8,870,000	9,156,057

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 92.65% (f) – Continued

Media – Cable & Satellite – 7.73% – Continued
DISH DBS Corp.
6.75%, 06/01/2021	$8,070,000	$8,133,551
5.875%, 07/15/2022	3,375,000	3,528,563
Hughes Satellite Systems Corp.
7.625%, 06/15/2021	8,441,000	8,548,623
6.625%, 08/01/2026	2,420,000	2,687,652
Quebecor Media, Inc.
5.75%, 01/15/2023 (b)	7,165,000	7,655,802
SSL Robotics, LLC 9.75%, 12/31/2023 (c)	4,774,000	5,377,314
Viasat, Inc. 5.625%, 09/15/2025 (c)	4,256,000	4,331,374
Videotron, Ltd. 5.00%, 07/15/2022 (b)	2,370,000	2,469,244
Virgin Media Secured Finance PLC
5.50%, 08/15/2026 (b)(c)	9,956,000	10,349,063
		85,790,141
Media – Diversified – 1.07%
Nielsen Co. Luxembourg S.A.R.L.
5.00%, 02/01/2025 (b)(c)	10,442,000	10,696,524
Outfront Media Capital, LLC / Outfront
Media Capital Corp. 6.25%, 06/15/2025 (c)	1,140,000	1,207,687
		11,904,211
Media – Entertainment – 1.45%
Lions Gate Capital Holdings, LLC
6.375%, 02/01/2024 (c)	3,158,000	3,258,677
5.875%, 11/01/2024 (c)	270,000	277,933
Netflix, Inc. 5.50%, 02/15/2022	455,000	474,053
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (c)	4,245,000	4,266,225
4.625%, 07/15/2024 (c)	7,568,000	7,805,257
		16,082,145
Metals & Mining – 1.00%
Constellium SE 5.875%, 02/15/2026 (b)(c)	2,690,000	2,777,425
Grinding Media, Inc. / Moly-Cop AltaSteel,
Ltd. 7.375%, 12/15/2023 (c)	5,499,000	5,595,233
Novelis Corp. 5.875%, 09/30/2026 (c)	2,585,000	2,709,209
		11,081,867

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 92.65% (f) – Continued

Midstream – Storage & Transport – 2.75%
Buckeye Partners, L.P.
4.15%, 07/01/2023	$377,000	$388,075
4.35%, 10/15/2024	1,405,000	1,448,028
4.125%, 03/01/2025 (c)	3,625,000	3,705,354
Cheniere Corpus Christi Holdings, LLC
5.875%, 03/31/2025	1,050,000	1,197,125
Crestwood Midstream Partners, L.P. /
Crestwood Midstream Finance Corp.
6.25%, 04/01/2023 (a)(d)	3,825,000	3,837,718
DCP Midstream Operating, L.P.
4.95%, 04/01/2022	2,000,000	2,052,030
3.875%, 03/15/2023	850,000	889,015
EQM Midstream Partners, L.P.
4.75%, 07/15/2023	453,000	470,780
6.00%, 07/01/2025 (c)	1,945,000	2,095,738
NGL Energy Operating, LLC / NGL Energy
Finance Corp. 7.50%, 02/01/2026 (c)	1,630,000	1,675,542
NuStar Logistics, L.P.
4.75%, 02/01/2022	1,840,000	1,869,900
5.75%, 10/01/2025	1,900,000	2,036,838
Parkland Corp./Canada
6.00%, 04/01/2026 (b)(c)	2,438,000	2,554,232
Sunoco, L.P. / Sunoco Finance Corp.
5.50%, 02/15/2026	4,484,000	4,617,578
Tallgrass Energy Partners, L.P. /
Tallgrass Energy Finance Corp.
7.50%, 10/01/2025 (c)	1,610,000	1,735,942
		30,573,895
Packaging – 2.32%
Ardagh Packaging Finance PLC /
Ardagh Holdings U.S.A., Inc.
6.00%, 02/15/2025 (b)(c)	969,000	999,523
5.25%, 04/30/2025 (b)(c)	5,630,000	5,924,618
Berry Global, Inc.
5.125%, 07/15/2023	2,051,000	2,076,637
4.875%, 07/15/2026 (c)	2,385,000	2,526,192

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 92.65% (f) – Continued

Packaging – 2.32% – Continued
CANPACK SA / Eastern PA Land Investment
Holding, LLC 3.125%, 11/01/2025 (b)(c)	$1,990,000	$2,022,337
Crown Americas, LLC / Crown Americas
Capital Corp. IV 4.50%, 01/15/2023	2,525,000	2,662,297
Crown Americas, LLC / Crown Americas
Capital Corp. VI 4.75%, 02/01/2026	4,650,000	4,833,675
Flex Acquisition Co., Inc.
7.875%, 07/15/2026 (c)	3,000,000	3,153,750
Graphic Packaging International, LLC
4.875%, 11/15/2022	469,000	491,754
Silgan Holdings, Inc. 4.75%, 03/15/2025	1,092,000	1,113,431
		25,804,214
Paper & Forest Products – 0.23%
Mercer International, Inc.
5.50%, 01/15/2026	2,525,000	2,592,859

Real Estate – Homebuilding – 0.64%
Lennar Corp.
6.25%, 12/15/2021	602,000	609,224
4.75%, 11/15/2022 (a)	4,250,000	4,466,644
TRI Pointe Group, Inc. / TRI Pointe
Homes, Inc. 5.875%, 06/15/2024	1,860,000	2,061,112
		7,136,980
Real Estate – Management – 0.92%
Greystar Real Estate Partners, LLC
5.75%, 12/01/2025 (c)	2,068,000	2,135,210
Kennedy-Wilson, Inc. 5.875%, 04/01/2024	3,315,000	3,347,454
Newmark Group, Inc.
6.125%, 11/15/2023 (a)	1,770,000	1,946,119
Realogy Group, LLC / Realogy
Co-Issuer Corp. 7.625%, 06/15/2025 (c)	2,500,000	2,733,288
		10,162,071

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 92.65% (f) – Continued

Retail – Food & Drug – 1.53%
Albertsons Cos., Inc. / Safeway, Inc. /
New Albertsons, L.P. / Albertsons, LLC
3.50%, 02/15/2023 (c)	$2,030,000	$2,072,630
5.75%, 03/15/2025	806,000	835,294
3.25%, 03/15/2026 (c)	3,565,000	3,555,802
7.50%, 03/15/2026 (c)	4,117,000	4,555,420
Ingles Markets, Inc. 5.75%, 06/15/2023	1,083,000	1,094,496
U.S. Foods, Inc. 6.25%, 04/15/2025 (c)	4,560,000	4,894,407
		17,008,049
Retailing – 1.44%
Burlington Coat Factory Warehouse Corp.
6.25%, 04/15/2025 (c)	1,245,000	1,321,256
QVC, Inc.
4.375%, 03/15/2023	8,593,000	9,022,650
4.45%, 02/15/2025	5,366,000	5,661,130
		16,005,036
Technology – Software & Services – 4.32%
Banff Merger Sub, Inc.
9.75%, 09/01/2026 (c)	1,242,000	1,325,186
Boxer Parent Co., Inc.
7.125%, 10/02/2025 (c)	6,444,000	6,920,469
BY Crown Parent, LLC / BY Bond
Finance, Inc. 4.25%, 01/31/2026 (c)	4,290,000	4,440,150
Cardtronics, Inc. / Cardtronics U.S.A., Inc.
5.50%, 05/01/2025 (b)(c)	4,935,000	5,083,050
CDK Global, Inc. 5.875%, 06/15/2026	2,570,000	2,658,344
NortonLifeLock, Inc.
3.95%, 06/15/2022	1,400,000	1,435,000
5.00%, 04/15/2025 (c)	8,505,000	8,639,379
Nuance Communications, Inc.
5.625%, 12/15/2026	2,230,000	2,342,894
Open Text Corp. 5.875%, 06/01/2026 (b)(c)	960,000	995,040
PTC, Inc. 3.625%, 02/15/2025 (c)	1,510,000	1,552,469

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 92.65% (f) – Continued

Technology – Software & Services – 4.32% – Continued
Solera, LLC / Solera Finance, Inc.
10.50%, 03/01/2024 (c)	$9,285,000	$9,603,940
VeriSign, Inc. 4.625%, 05/01/2023	2,935,000	2,955,178
		47,951,099
Technology Hardware – 4.24%
Broadcom, Inc. 4.70%, 04/15/2025	175,000	197,286
CDW, LLC / CDW Finance Corp.
4.125%, 05/01/2025	3,945,000	4,110,197
CommScope, Inc. 5.50%, 03/01/2024 (c)	5,491,000	5,670,089
CommScope Technologies, LLC
6.00%, 06/15/2025 (c)	2,776,000	2,835,406
Dell International, LLC / EMC Corp.
5.875%, 06/15/2021 (c)	1,986,000	1,990,965
7.125%, 06/15/2024 (c)	14,284,000	14,717,877
5.85%, 07/15/2025 (c)	1,475,000	1,720,217
Diebold Nixdorf, Inc.
9.375%, 07/15/2025 (c)	4,150,000	4,629,844
Microchip Technology, Inc.
4.25%, 09/01/2025 (c)	2,755,000	2,878,489
NCR Corp. 8.125%, 04/15/2025 (c)	5,099,000	5,596,152
Seagate HDD Cayman
4.75%, 06/01/2023 (b)	611,000	651,127
Western Digital Corp. 4.75%, 02/15/2026	1,875,000	2,069,438
		47,067,087
Telecommunication Services – Diversified – 4.44%
Altice France SA/France
7.375%, 05/01/2026 (b)(c)	20,665,000	21,517,431
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (c)	1,470,000	1,517,003
Level 3 Financing, Inc.
5.375%, 05/01/2025	6,628,000	6,779,616
5.25%, 03/15/2026	4,073,000	4,200,281
Lumen Technologies, Inc.
5.80%, 03/15/2022	1,715,000	1,777,169
6.75%, 12/01/2023	3,310,000	3,659,983
5.625%, 04/01/2025	1,385,000	1,496,665

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 92.65% (f) – Continued

Telecommunication Services – Diversified – 4.44% – Continued
SBA Communications Corp.
4.875%, 09/01/2024	$8,156,000	$8,385,347
		49,333,495
Telecommunication Services – Wireless – 2.01%
Sprint Corp.
7.25%, 09/15/2021	2,550,000	2,617,193
7.875%, 09/15/2023	5,420,000	6,199,125
7.125%, 06/15/2024	3,500,000	4,033,785
T-Mobile U.S.A., Inc.
6.00%, 03/01/2023	8,653,000	8,717,897
6.00%, 04/15/2024	774,000	780,773
		22,348,773
Transportation – 2.23%
American Airlines, Inc. / AAdvantage
Loyalty IP, Ltd. 5.50%, 04/20/2026 (b)(c)	4,165,000	4,347,219
Uber Technologies, Inc.
7.50%, 05/15/2025 (c)	2,485,000	2,684,943
XPO Logistics, Inc.
6.125%, 09/01/2023 (c)	1,850,000	1,885,807
6.75%, 08/15/2024 (c)	6,346,000	6,663,300
6.25%, 05/01/2025 (c)	8,540,000	9,159,577
		24,740,846
Utilities – Power – 1.24%
NextEra Energy Operating Partners, L.P.
4.25%, 07/15/2024 (c)	4,298,000	4,529,018
4.25%, 09/15/2024 (c)	72,000	76,050
NRG Energy, Inc. 7.25%, 05/15/2026	4,909,000	5,112,723
TerraForm Power Operating, LLC
4.25%, 01/31/2023 (c)	3,940,000	4,075,438
		13,793,229
Utilities – Propane – 0.78%
AmeriGas Partners, L.P. / AmeriGas
Finance Corp. 5.625%, 05/20/2024	1,406,000	1,564,878

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 92.65% (f) – Continued

Utilities – Propane – 0.78% – Continued
Ferrellgas Escrow, LLC / FG Operating
Finance Escrow Corp.
5.375%, 04/01/2026 (c)	$5,206,000	$5,184,135
Suburban Propane Partners, L.P. /
Suburban Energy Finance Corp.
5.50%, 06/01/2024	1,845,000	1,879,068
		8,628,081
TOTAL CORPORATE BONDS
(Cost $1,016,148,113)		1,028,666,915

BANK LOANS – 3.22%

Aerospace & Defense – 0.30%
Peraton Corp.
Senior Secured First Lien Term Loan
4.50% (1 Month LIBOR USD + 3.75%,
0.750% Floor), 02/01/2028 (a)	597,846	598,844
Senior Secured First Lien Term Loan
4.50% (LIBOR USD + 3.75%),
02/01/2028 (a)(h)	1,052,154	1,053,911
Transdigm, Inc.,
Senior Secured First Lien Term Loan
2.359% (1 Month LIBOR
USD + 2.25%), 12/09/2025 (a)	1,769,385	1,735,103
		3,387,858
Commercial Services – 0.33%
Garda World Security Corp.,
Senior Secured First Lien Term Loan
4.36% (1 Month LIBOR
USD + 4.25%), 10/30/2026 (a)	291,958	292,627
Indy U.S. BIDCO, LLC,
Senior Secured First Lien Term Loan
4.103% (1 Month LIBOR
USD + 4.00%), 03/06/2028 (a)	1,075,000	1,072,581

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 3.22% – Continued

Commercial Services – 0.33% – Continued
IRI Holdings, Inc.,
Senior Secured First Lien Term Loan
4.359% (1 Month LIBOR
USD + 4.25%), 12/01/2025 (a)	$698,913	$700,223
Tempo Acquisition, LLC,
Senior Secured First Lien Term Loan
2.859% (1 Month LIBOR
USD + 2.75%), 05/01/2024 (a)	1,636,252	1,634,927
		3,700,358
Consumer Discretionary – 0.11%
Frontdoor, Inc.,
Senior Secured First Lien Term Loan
2.625% (1 Month LIBOR
USD + 2.50%), 08/18/2025 (a)	1,198,885	1,198,135

Financials – Insurance – 0.18%
Asurion, LLC
Senior Secured First Lien Term Loan
3.109% (1 Month LIBOR
USD + 3.00%), 11/03/2023 (a)	122,776	122,534
Senior Secured First Lien Term Loan
3.109% (1 Month LIBOR
USD + 3.00%), 11/04/2024 (a)	1,458,750	1,454,651
Senior Secured First Lien Term Loan
3.359% (1 Month LIBOR
USD + 3.25%), 12/23/2026 (a)	424,639	422,479
		1,999,664
Healthcare – Equipment & Supplies – 0.21%
athenahealth, Inc.,
Senior Secured First Lien Term Loan
4.453% (3 Month LIBOR
USD + 4.25%), 02/11/2026 (a)	740,000	742,775

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 3.22% – Continued

Healthcare – Equipment & Supplies – 0.21% – Continued
Milano Acquisition Corp.,
Senior Secured First Lien Term Loan
4.75% (3 Month LIBOR USD + 4.00%,
0.750% Floor), 10/01/2027 (a)	$1,551,113	$1,547,235
		2,290,010
Healthcare – Facilities – 0.18%
RegionalCare Hospital Partners Holdings, Inc.,
Senior Secured First Lien Term Loan
3.865% (1 Month LIBOR
USD + 3.75%), 11/14/2025 (a)	1,980,643	1,978,960

Healthcare – Pharmaceuticals & Biotechnology – 0.18%
Bausch Health Cos., Inc.,
Senior Secured First Lien Term Loan
2.859% (1 Month LIBOR
USD + 2.75%), 11/27/2025 (a)	1,968,750	1,960,265

Media – Broadcasting – 0.08%
Univision Communications, Inc.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 2.75%,
1.000% Floor), 03/15/2024 (a)	941,968	936,735

Media – Cable & Satellite – 0.09%
GCI Holdings, Inc.,
Senior Secured First Lien Term Loan
3.50% (1 Month LIBOR USD + 2.75%,
0.750% Floor), 10/15/2025 (a)	978,130	975,279

Media – Entertainment – 0.30%
Delta 2 (Lux) S.A.R.L.,
Senior Secured First Lien Term Loan
3.50% (1 Month LIBOR USD + 2.50%,
1.000% Floor), 02/01/2024 (a)	1,625,890	1,613,061

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 3.22% – Continued

Media – Entertainment – 0.30% – Continued
William Morris Endeavor Entertainment, LLC
Senior Secured First Lien Term Loan
2.87% (1 Month LIBOR
USD + 2.75%), 05/16/2025 (a)	$1,706,952	$1,617,576
Senior Secured First Lien Term Loan
2.87% (3 Month LIBOR
USD + 2.75%), 05/16/2025 (a)	69,229	65,604
		3,296,241
Retail – Food & Drug – 0.14%
Triton Water Holdings, Inc.,
Senior Secured First Lien Term Loan
4.00% (3 Month LIBOR USD + 3.50%,
0.50% Floor), 03/31/2028 (a)	1,550,000	1,546,001

Retailing – 0.07%
Petco Health and Wellness Co., Inc.,
Senior Secured First Lien Term Loan
4.00% (3 Month LIBOR USD + 3.25%,
0.750% Floor), 02/25/2028 (a)	730,000	728,288

Technology – Software & Services – 0.93%
Almonde, Inc.,
Senior Secured First Lien Term Loan
4.50% (6 Month LIBOR USD + 3.50%,
1.000% Floor), 06/13/2024 (a)	2,640,552	2,591,675
Project Alpha Intermediate Holding, Inc.,
Senior Secured First Lien Term Loan
4.15% (1 Month LIBOR
USD + 4.00%), 04/26/2024 (a)	588,525	587,716
RealPage, Inc.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 02/18/2028 (a)	1,315,000	1,310,614
TIBCO Software, Inc.,
Senior Secured First Lien Term Loan
3.86% (1 Month LIBOR USD + 3.75%),
06/30/2026 (a)	2,719,268	2,690,376

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 3.22% – Continued

Technology – Software & Services – 0.93% – Continued
UKG, Inc.,
Senior Secured First Lien Term Loan
4.00% (3 Month LIBOR USD + 3.25%,
0.750% Floor), 01/22/2028 (a)	$1,691,511	$1,694,023
WEX, Inc.,
Senior Secured First Lien Term Loan
2.359% (1 Month LIBOR USD + 2.25%),
05/15/2026 (a)	1,462,906	1,459,117
		10,333,521
Transportation – 0.12%
Kenan Advantage Group, Inc.,
Senior Secured First Lien Term Loan
4.50% (1 Month LIBOR USD + 3.75%,
0.750% Floor), 03/24/2026 (a)	1,383,164	1,377,977
TOTAL BANK LOANS
(Cost $35,445,334)		35,709,292

CONVERTIBLE BOND – 0.25%

Financials – Diversified – 0.25%
Blackstone Mortgage Trust, Inc.
4.75%, 03/15/2023	2,670,000	2,760,246
TOTAL CONVERTIBLE BOND
(Cost $2,760,551)		2,760,246

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2021 (Unaudited)

		Fair
	Shares	Value

MONEY MARKET FUND – 2.90%
First American Government Obligations
Fund – Class X, 0.04% (e)	32,190,991	$32,190,991
TOTAL MONEY MARKET FUND
(Cost $32,190,991)		32,190,991
Total Investments (Cost $1,086,544,989) – 99.02%		1,099,327,444
Other Assets in Excess of Liabilities – 0.98%		10,921,376
TOTAL NET ASSETS – 100.00%		$1,110,248,820

Percentages are stated as a percent of net assets.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Funding Rate
(a)	Variable rate securities. The coupon rate shown is the effective interest rate as of March 31, 2021.
(b)	U.S. traded security of a foreign issuer.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of March 31, 2021, the value of these investments was $605,663,005 or 54.55% of total net assets.

(d)	Step-up bond; pays one interest rate for a certain period and a different rate thereafter. The interest rates presented are the rates in effect as of March 31, 2021.
(e)	Rate shown is the 7-day annualized yield as of March 31, 2021.
(f)	All or a portion is posted as collateral for delayed settlement securities.
(g)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(h)	Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2021 (Unaudited)

	Shenkman	Shenkman
	Capital Floating	Capital Short
	Rate High	Duration High
	Income Fund	Income Fund
ASSETS:
Investments, at value (cost $260,196,018
and $1,086,544,989, respectively)	$260,596,979	$1,099,327,444
Cash	1,926,961	101,886
Receivables
Securities sold	4,527,276	434,256
Interest	805,815	16,044,106
Fund shares sold	571,348	14,346,802
Prepaid expenses	40,788	71,882
Total assets	268,469,167	1,130,326,376
LIABILITIES:
Payables
Securities purchased	13,414,348	16,682,573
Fund shares redeemed	51,607	1,307,271
Distributions payable	92,577	1,312,648
Administration and accounting expenses	69,831	127,270
Advisory fees (Note 4)	58,714	500,872
Audit	12,465	13,961
Transfer agent fees and expenses	13,641	29,092
Compliance fees	2,067	2,067
Printing and mailing	60	5,516
Legal	343	345
Shareholder servicing fees	948	46,805
12b-1 distribution fees	—	47,533
Custody fees	—	1,603
Total liabilities	13,716,601	20,077,556
NET ASSETS	$254,752,566	$1,110,248,820
NET ASSETS CONSIST OF:
Capital stock	$269,196,816	$1,111,693,464
Total distributable deficit	(14,444,250)	(1,444,644)
Total net assets	$254,752,566	$1,110,248,820

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES – Continued
March 31, 2021 (Unaudited)

	Shenkman	Shenkman
	Capital Floating	Capital Short
	Rate High	Duration High
	Income Fund	Income Fund
NET ASSETS
Class A:
Net assets applicable to outstanding
Class A shares	—	$19,983,570
Shares issued and outstanding	—	1,985,988
Net asset value, redemption price per share	—	$10.06
Maximum offering price per share
(net asset value divided by 97.00%)	—	$10.37
Class C:
Net assets applicable to outstanding
Class C shares	—	$14,878,606
Shares issued and outstanding	—	1,482,993
Net asset value, offering price
and redemption price per share	—	$10.03
Class F:
Net assets applicable to outstanding
Class F shares	$11,034,192	$533,181,556
Shares issued and outstanding	1,168,669	53,110,551
Net asset value, offering price
and redemption price per share	$9.44	$10.04
Institutional Class:
Net assets applicable to outstanding
Institutional Class shares	$243,718,374	$542,205,088
Shares issued and outstanding	25,812,062	53,955,265
Net asset value, offering price
and redemption price per share	$9.44	$10.05

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FUNDS

STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2021 (Unaudited)

	Shenkman	Shenkman
	Capital Floating	Capital Short
	Rate High	Duration High
	Income Fund	Income Fund
INVESTMENT INCOME:
Interest income	$5,122,571	$17,017,119
Consent and term loan fee income	142,557	25,674
Total investment income	5,265,128	17,042,793
EXPENSES:
Investment advisory fees (Note 4)	647,813	2,577,538
Administration and accounting fees (Note 4)	214,332	359,969
Transfer agent fees and expenses (Note 4)	54,619	75,257
Federal and state registration fees	20,611	47,433
Audit fees	12,465	13,961
Reports to shareholders	8,136	18,599
Trustee fees and expenses	7,906	10,195
Custody fees (Note 4)	7,729	23,566
Chief Compliance Officer fees (Note 4)	6,233	6,233
Legal fees	4,276	4,275
Miscellaneous expenses	3,629	5,926
Insurance expense	2,327	4,513
Service fees – Class A (Note 6)	—	5,063
Service fees – Class C (Note 6)	—	4,328
Service fees – Class F (Note 6)	2,807	219,416
12b-1 distribution fees – Class A (Note 5)	—	22,578
12b-1 distribution fees – Class C (Note 5)	—	71,427
Total expenses before advisory fee waiver	992,883	3,470,277
Advisory fee waiver by Advisor (Note 4)	(290,437)	(101,283)
Net expenses	702,446	3,368,994
NET INVESTMENT INCOME	4,562,682	13,673,799
NET REALIZED AND UNREALIZED
GAIN/(LOSS):
Net realized gain/(loss) on investments	(841,861)	1,611,382
Change in unrealized appreciation
on investments	7,271,240	8,295,152
Net realized and unrealized gain on investments	6,429,379	9,906,534
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$10,992,061	$23,580,333

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2021	September 30,
	(Unaudited)	2020
OPERATIONS:
Net investment income	$4,562,682	$9,907,960
Net realized loss on investments	(841,861)	(7,617,361)
Change in unrealized appreciation/
(depreciation) on investments	7,271,240	(1,752,779)
Net increase in net assets
resulting from operations	10,992,061	537,820
DISTRIBUTIONS TO SHAREHOLDERS:
Class F	(144,999)	(149,228)
Institutional Class	(4,483,576)	(10,139,959)
Total distributions	(4,628,575)	(10,289,187)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class F	11,168,507	1,724,755
Institutional Class	48,074,198	71,744,575
Proceeds from shares issued to
holders in reinvestment of dividends:
Class F	144,999	149,228
Institutional Class	3,973,370	8,706,362
Cost of shares redeemed:
Class F	(2,644,843)	(5,288,180)
Institutional Class	(45,450,379)	(68,492,522)
Redemption fees retained:
Class F	108	2,101
Institutional Class	4,275	13,728
Net increase in net assets derived
from capital share transactions	15,270,235	8,560,047
TOTAL INCREASE/(DECREASE) IN NET ASSETS	21,633,721	(1,191,320)
NET ASSETS:
Beginning of period	233,118,845	234,310,165
End of period	$254,752,566	$233,118,845
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class F	1,187,047	180,777
Institutional Class	5,158,496	7,891,147
Shares issued to holders as reinvestment of dividends:
Class F	15,392	16,137
Institutional Class	423,611	946,949
Shares redeemed:
Class F	(279,454)	(564,061)
Institutional Class	(4,806,479)	(7,689,729)
Net increase in shares outstanding	1,698,613	781,220

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2021	September 30,
	(Unaudited)	2020
OPERATIONS:
Net investment income	$13,673,799	$21,003,332
Net realized gain/(loss) on investments	1,611,382	(12,374,139)
Change in unrealized appreciation/
(depreciation) on investments	8,295,152	(143,247)
Net increase in net assets
resulting from operations	23,580,333	8,485,946
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(242,358)	(485,774)
Class C	(136,090)	(298,414)
Class F	(7,054,778)	(11,552,496)
Institutional Class	(6,374,357)	(8,957,979)
Total distributions	(13,807,583)	(21,294,663)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	6,532,996	11,385,420
Class C	2,246,079	5,312,360
Class F	166,543,442	305,138,095
Institutional Class	303,918,581	105,724,050
Proceeds from shares issued to
holders in reinvestment of dividends:
Class A	98,163	162,643
Class C	43,844	101,339
Class F	1,942,957	2,945,174
Institutional Class	5,206,633	6,530,499
Cost of shares redeemed:
Class A	(2,810,771)	(8,805,455)
Class C	(1,208,894)	(2,982,142)
Class F	(88,110,239)	(145,522,879)
Institutional Class	(44,463,098)	(90,198,097)
The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	Six Months Ended
	March 31,	Year Ended
	2021	September 30,
	(Unaudited)	2020
CAPITAL SHARE TRANSACTIONS – Continued:
Redemption fees retained:
Class A	$135	$70
Class C	106	53
Class F	3,618	5,711
Institutional Class	3,307	3,206
Net increase in net assets derived
from capital share transactions	349,946,859	189,800,047
TOTAL INCREASE IN NET ASSETS	359,719,609	176,991,330
NET ASSETS:
Beginning of period	750,529,211	573,537,881
End of period	$1,110,248,820	$750,529,211
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class A	650,353	1,144,796
Class C	224,337	534,658
Class F	16,609,543	30,900,003
Institutional Class	30,221,014	10,607,540
Shares issued to holders as
reinvestment of dividends:
Class A	9,783	16,430
Class C	4,383	10,271
Class F	194,026	298,409
Institutional Class	519,079	660,901
Shares redeemed:
Class A	(279,811)	(888,004)
Class C	(120,553)	(306,786)
Class F	(8,783,675)	(14,968,934)
Institutional Class	(4,427,159)	(9,403,370)
Net increase in shares outstanding	34,821,320	18,605,914

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class F

	Six Months					March 1,
	Ended		Year Ended September 30,			2017*
	March 31,					through
	2021					September 30,
	(Unaudited)		2020	2019	2018	2017
PER SHARE DATA:
Net asset value,
beginning of period	$9.22		$9.56	$9.80	$9.74	$9.82

Income from
investment operations:
Net investment income	0.16	(1)	0.41 (1)	0.50	0.44	0.22
Net realized and unrealized
gain/(loss) on investments	0.23		(0.34)	(0.24)	0.05	(0.08)
Total from
investment operations	0.39		0.07	0.26	0.49	0.14
Less distributions:
From net investment income	(0.17)		(0.42)	(0.50)	(0.43)	(0.22)
Total distributions	(0.17)		(0.42)	(0.50)	(0.43)	(0.22)
Redemption fees retained	0.00	(1)(2)	0.01 (1)	—	—	—

Net asset value,
end of period	$9.44		$9.22	$9.56	$9.80	$9.74

TOTAL RETURN	4.21	%†	1.04%	2.69%	5.12%	1.46	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$11,034		$2,265	$5,856	$5,119	$688
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.83	%‡	0.78%	0.77%	0.76%	0.81	%‡
After advisory fee waiver	0.61	%‡	0.56%	0.57%	0.58%	0.64	%‡
Ratio of net investment
income to average net assets:
Before advisory fee waiver	3.23	%‡	4.12%	4.93%	4.31%	3.81	%‡
After advisory fee waiver	3.45	%‡	4.34%	5.13%	4.49%	3.98	%‡
Portfolio turnover rate	32	%†	47%	28%	51%	74	%†

*	Commencement of operations.
†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended
	March 31,		Year Ended September 30,
	2021
	(Unaudited)		2020		2019	2018	2017	2016
PER SHARE DATA:
Net asset value,
beginning of period	$9.22		$9.56		$9.80	$9.75	$9.69	$9.67

Income from
investment operations:
Net investment income	0.17	(1)	0.40	(1)	0.51	0.44	0.39	0.42
Net realized and
unrealized gain/(loss)
on investments	0.22		(0.32)		(0.25)	0.04	0.06	0.01
Total from investment
operations	0.39		0.08		0.26	0.48	0.45	0.43

Less distributions:
From net
investment income	(0.17)		(0.42)		(0.50)	(0.43)	(0.39)	(0.41)
Total distributions	(0.17)		(0.42)		(0.50)	(0.43)	(0.39)	(0.41)
Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	0.00 (2)	—	—	—
Net asset value,
end of period	$9.44		$9.22		$9.56	$9.80	$9.75	$9.69

TOTAL RETURN	4.23	%†	0.94%		2.82%	5.04%^	4.73%	4.63%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$243,719		$230,854		$228,454	$287,237	$316,488	$265,379
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.76	%‡	0.76%		0.74%	0.71%	0.70%	0.71%
After advisory fee waiver	0.54	%‡	0.54%		0.54%	0.54%	0.54%	0.54%
Ratio of net investment
income to average net assets:
Before advisory fee waiver	3.30	%‡	4.14%		4.97%	4.24%	3.90%	4.20%
After advisory fee waiver	3.52	%‡	4.36%		5.17%	4.41%	4.06%	4.37%
Portfolio turnover rate	32	%†	47%		28%	51%	74%	60%

†	Not annualized.
‡	Annualized.
^	Performance presented includes a 9/30/2017 trade date adjustment to net asset value per share.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class A

	Six Months
	Ended
	March 31,		Year Ended September 30,
	2021
	(Unaudited)		2020		2019	2018	2017	2016
PER SHARE DATA:
Net asset value,
beginning of period	$9.93		$10.06		$10.00	$10.07	$9.98	$9.91

Income from
investment operations:
Net investment income	0.13	(1)	0.31	(1)	0.36	0.32	0.28	0.29
Net realized and unrealized
gain/(loss) on investments	0.13		(0.13)		0.06	(0.07)	0.08	0.06
Total from
investment operations	0.26		0.18		0.42	0.25	0.36	0.35

Less distributions:
From net
investment income	(0.13)		(0.31)		(0.36)	(0.32)	(0.27)	(0.28)
Total distributions	(0.13)		(0.31)		(0.36)	(0.32)	(0.27)	(0.28)
Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Net asset value,
end of period	$10.06		$9.93		$10.06	$10.00	$10.07	$9.98

TOTAL RETURN	2.65	%†	1.86%		4.33%	2.56%	3.65%	3.61%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$19,984		$15,946		$13,407	$13,160	$12,341	$8,730
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.98	%‡	1.02%		1.03%	1.01%	1.03%	1.24%
After advisory fee waiver	0.96	%‡	0.97%		0.96%	0.95%	0.95%	0.98%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	2.66	%‡	3.06%		3.61%	3.25%	2.73%	2.69%
After advisory fee waiver	2.68	%‡	3.11%		3.68%	3.31%	2.81%	2.95%
Portfolio turnover rate	36	%†	100%		77%	61%	65%	53%

†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class C

	Six Months
	Ended
	March 31,		Year Ended September 30,
	2021
	(Unaudited)		2020		2019	2018	2017	2016
PER SHARE DATA:
Net asset value,
beginning of period	$9.90		$10.03		$9.97	$10.04	$9.94	$9.88

Income from
investment operations:
Net investment income	0.10	(1)	0.23	(1)	0.29	0.25	0.21	0.22
Net realized and unrealized
gain/(loss) on investments	0.12		(0.12)		0.06	(0.07)	0.09	0.05
Total from
investment operations	0.22		0.11		0.35	0.18	0.30	0.27

Less distributions:
From net
investment income	(0.09)		(0.24)		(0.29)	(0.25)	(0.20)	(0.21)
Total distributions	(0.09)		(0.24)		(0.29)	(0.25)	(0.20)	(0.21)
Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	—	0.00 (2)	—	0.00 (2)

Net asset value,
end of period	$10.03		$9.90		$10.03	$9.97	$10.04	$9.94

TOTAL RETURN	2.28	%†	1.10%		3.57%	1.80%	3.01%	2.77%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$14,879		$13,615		$11,406	$11,112	$11,538	$10,913
Ratio of expenses
to average net assets:
Before advisory fee waiver	1.73	%‡	1.77%		1.77%	1.76%	1.77%	1.99%
After advisory fee waiver	1.71	%‡	1.72%		1.70%	1.70%	1.68%	1.73%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	1.91	%‡	2.32%		2.87%	2.46%	1.99%	1.95%
After advisory fee waiver	1.93	%‡	2.37%		2.94%	2.52%	2.08%	2.21%
Portfolio turnover rate	36	%†	100%		77%	61%	65%	53%

†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class F

	Six Months
	Ended
	March 31,		Year Ended September 30,
	2021
	(Unaudited)		2020		2019	2018	2017	2016
PER SHARE DATA:
Net asset value,
beginning of period	$9.91		$10.04		$9.97	$10.04	$9.95	$9.88

Income from
investment operations:
Net investment income	0.14	(1)	0.33	(1)	0.39	0.34	0.29	0.31
Net realized and unrealized
gain/(loss) on investments	0.13		(0.13)		0.07	(0.07)	0.09	0.06
Total from
investment operations	0.27		0.20		0.46	0.27	0.38	0.37

Less distributions:
From net
investment income	(0.14)		(0.33)		(0.39)	(0.34)	(0.29)	(0.30)
Total distributions	(0.14)		(0.33)		(0.39)	(0.34)	(0.29)	(0.30)
Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Net asset value,
end of period	$10.04		$9.91		$10.04	$9.97	$10.04	$9.95

TOTAL RETURN	2.77	%†	2.09%		4.68%	2.81%	3.89%	3.88%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$533,181		$446,802		$289,716	$211,941	$139,324	$69,045
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.76	%‡	0.79%		0.80%	0.79%	0.82%	0.98%
After advisory fee waiver	0.74	%‡	0.74%		0.73%	0.73%	0.74%	0.73%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	2.88	%‡	3.29%		3.83%	3.48%	2.95%	2.95%
After advisory fee waiver	2.90	%‡	3.34%		3.90%	3.54%	3.03%	3.20%
Portfolio turnover rate	36	%†	100%		77%	61%	65%	53%

†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended
	March 31,		Year Ended September 30,
	2021
	(Unaudited)		2020		2019	2018	2017	2016
PER SHARE DATA:
Net asset value,
beginning of period	$9.92		$10.05		$9.98	$10.05	$9.96	$9.89

Income from
investment operations:
Net investment income	0.15	(1)	0.34	(1)	0.40	0.36	0.30	0.31
Net realized and unrealized
gain/(loss) on investments	0.13		(0.13)		0.06	(0.08)	0.09	0.07
Total from
investment operations	0.28		0.21		0.46	0.28	0.39	0.38

Less distributions:
From net
investment income	(0.15)		(0.34)		(0.39)	(0.35)	(0.30)	(0.31)
Total distributions	(0.15)		(0.34)		(0.39)	(0.35)	(0.30)	(0.31)
Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Net asset value,
end of period	$10.05		$9.92		$10.05	$9.98	$10.05	$9.96

TOTAL RETURN	2.81	%†	2.18%		4.77%	2.88%	3.97%	3.97%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$542,205		$274,166		$259,009	$342,454	$372,013	$148,831
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.67	%‡	0.70%		0.72%	0.71%	0.73%	0.88%
After advisory fee waiver	0.65	%‡	0.65%		0.65%	0.65%	0.65%	0.65%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	2.97	%‡	3.38%		3.91%	3.51%	3.04%	3.04%
After advisory fee waiver	2.99	%‡	3.43%		3.98%	3.57%	3.12%	3.27%
Portfolio turnover rate	36	%†	100%		77%	61%	65%	53%

†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

The Shenkman Capital Short Duration High Income Fund (the “Short Duration High Income Fund”) and the Shenkman Capital Floating Rate High Income Fund (the “Floating Rate High Income Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

The Short Duration High Income Fund commenced operations on October 31, 2012. The Floating Rate High Income Fund commenced operations on October 15, 2014. The primary investment objective of the Funds is to seek a high level of current income.  The Short Duration High Income Fund currently offers Class A, Class C, Class F, and Institutional Class shares.  Class F shares became available for purchase on May 17, 2013, while Class C shares became available for purchase on January 28, 2014.

The Floating Rate High Income Fund currently offers Class F and Institutional Class shares. Institutional Class shares became available for purchase on October 15, 2014 and Class F shares became available for purchase on March 1, 2017.

Each class of shares differs principally in its respective distribution expenses, service fees and sales charges.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2021 (Unaudited)

jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Securities Transactions, Income, and Distributions – Securities transactions are accounted for on the trade date.  Securities sold are determined on a specific identification process.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date.  Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Each Fund distributes substantially all of its net investment income, if any, monthly, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to that Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Purchased on a When-Issued Basis – The Funds may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2021 (Unaudited)

date of commitment to purchase, and the value of the security is thereafter reflected in the Funds’ NAV. During the period between purchase and settlement, no payment is made by the Funds and no interest accrues to the Funds. At the time of settlement, the market value of the security may be more or less than the purchase price.

Redemption Fees – The Funds charge a 1% redemption fee to shareholders who redeem shares held for 30 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  Redemption fees retained are disclosed in the statements of changes.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Bridge Loan Commitments – In connection with floating rate loan interests, the Funds may also enter into bridge loan commitments.  Bridge loan commitments may obligate the Funds to furnish temporary financing to a borrower until permanent financing can be arranged. At March 31, 2021, the Funds did not have any outstanding bridge loan commitments.

Unfunded Loan Commitments – Unfunded loan commitments are contractual obligations for funding to a borrower.  At March 31, 2021, the Funds did not have any outstanding unfunded loan commitments.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of March 31, 2021, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2021 (Unaudited)

techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans.  These securities will generally be classified in Level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price.  These securities will generally be classified in Level 2 of the fair value hierarchy.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2021 (Unaudited)

Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At March 31, 2021, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. All Rule 144A securities have been classified as liquid under the Funds’ liquidity risk management program.

Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2021 (Unaudited)

Management has assessed these changes for the six months ended March 31, 2021 and concluded these changes do not have a material impact on the Funds’ financial statements.

New Accounting Pronouncement – In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2021 (Unaudited)

The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2021:

Floating Rate High Income Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan
Obligations	$—	$221,043,909	$—	$221,043,909
Corporate Bonds	—	26,965,586	—	26,965,586
Total Fixed Income	—	248,009,495	—	248,009,495
Equities
Information	76,861	989,939	—	1,066,800
Mining, Quarrying,
and Oil and Gas
Extraction	274,476	—	—	274,476
Total Equities	351,337	989,939	—	1,341,276
Warrant	—	61,782	—	61,782
Money Market Fund	11,184,426	—	—	11,184,426
Total Investments	$11,535,763	$249,061,216	$—	$260,596,979

Short Duration High Income Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$1,028,666,915	$—	$1,028,666,915
Bank Loan
Obligations	—	35,709,292	—	35,709,292
Convertible Bond	—	2,760,246	—	2,760,246
Total Fixed Income	—	1,067,136,453	—	1,067,136,453
Money Market Fund	32,190,991	—	—	32,190,991
Total Investments	$32,190,991	$1,067,136,453	$—	$1,099,327,444

Refer to the Funds’ schedules of investments for a detailed break-out of securities.

The following is a reconciliation of the Floating Rate High Income Fund’s Level 3 investments for which significant unobservable inputs were used in determining fair value.  The Short Duration High Income Fund did not hold Level 3 investments at March 31, 2021, and as such no reconciliation is presented.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2021 (Unaudited)

Shenkman Capital Floating Rate High Income Fund

Level 3 Reconciliation Disclosure

	Equities	Total
Balance as of September 30, 2020	$2,560	$2,560
Sales	(7,050)	(7,050)
Realized loss	(44,790)	(44,790)
Change in unrealized appreciation	49,280	49,280
Balance as of March 31, 2021	$—	$—
Change in unrealized appreciation/(depreciation) during the
period for Level 3 investments held at March 31, 2021		$—

There were no Level 3 investments held at March 31, 2021.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long- term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with the Advisor pursuant to which the Advisor is responsible for providing investment management services to each Fund.  The Advisor furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly, based upon the average daily net assets of the Funds at the annual rates of:

Floating Rate High Income Fund	0.50%
Short Duration High Income Fund	0.55%

For the six months ended March 31, 2021, the Floating Rate High Income Fund and the Short Duration High Income Fund incurred $647,813 and $2,577,538, respectively, in advisory fees. Advisory fees payable to the Advisor at March 31, 2021 for the Floating Rate High Income Fund and the Short Duration High Income Fund were $58,714 and $500,872, respectively.  The amounts shown on the statements of assets and liabilities are net amounts due to the Advisor.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2021 (Unaudited)

Each Fund is responsible for its own operating expenses, including Rule 12b-1 fees, shareholder servicing plan fees, custodian fees, taxes, transfer agency fees, interest and other customary Fund expenses.  However, the Advisor has contractually agreed to waive all or a portion of its management fees and pay Floating Rate High Income Fund and Short Duration High Income Fund expenses in order to limit each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to the following amounts of the average daily net assets:

Floating Rate High Income Fund:	0.54%
Short Duration High Income Fund:	0.65%

Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment  if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause a Fund to exceed the lesser of:  (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended March 31, 2021, the Advisor reduced its fees in the amount of $290,437 for the Floating Rate High Income Fund and in the amount of $101,283 for the Short Duration High Income Fund.  No amounts were reimbursed to the Advisor for either Fund.  The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

	9/30/2021	9/30/2022	9/30/2023	3/31/2024	Total
Floating Rate High
Income Fund	$273,689	$497,929	$499,945	$290,437	$1,562,000
Short Duration
High Income Fund	181,958	341,150	318,992	101,283	943,383

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.  The officers of the Trust, including the Chief

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2021 (Unaudited)

Compliance Officer, are employees of Fund Services.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended March 31, 2021, are disclosed in the statements of operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Short Duration High Income Fund adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Short Duration High Income Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Short Duration High Income Fund’s Class A shares and up to 1.00% of the average daily net assets of the Short Duration High Income Fund’s Class C shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended March 31, 2021, the Short Duration High Income Fund incurred distribution expenses on its Class A and Class C shares of $22,578 and $71,427, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Class A, Class C, and Class F shares. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of each Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2021 (Unaudited)

processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended March 31, 2021, the Floating Rate High Income Fund’s Class F shares incurred $2,807 in shareholder servicing fees. For the six months ended March 31, 2021, the Class A, Class C and Class F shares of the Short Duration High Income Fund incurred $5,063, $4,328 and $219,416, respectively, in shareholder servicing fees.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2021, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales
Floating Rate High Income Fund	$ 98,783,795	$ 77,683,550
Short Duration High Income Fund	690,613,919	326,243,213

     The Funds had no purchases or sales of U.S. Government obligations during the six months ended March 31, 2021. The Floating Rate High Income Fund and the Short Duration High Income Fund had $0 and $2,461,175, respectively, in Rule 17a-7 transactions during the six months ended March 31, 2021.

NOTE 8 – LINES OF CREDIT

The Floating Rate High Income Fund and the Short Duration High Income Fund have secured lines of credit in the amount of $40,000,000 and $120,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A.  The Floating Rate High Income Fund and the Short Duration High Income Fund did not draw upon their lines of credit during the six months ended March 31, 2021.  At March 31, 2021, neither of the Funds had any outstanding loan amounts.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2021 (Unaudited)

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2020, the Funds’ most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Floating Rate	Short Duration
	High Income Fund	High Income Fund
Cost of investments(a)	$238,793,439	$741,201,635
Gross unrealized appreciation	1,335,976	7,152,847
Gross unrealized depreciation	(8,445,358)	(2,758,456)
Net unrealized appreciation/
(depreciation)(a)	(7,109,382)	4,394,391
Undistributed ordinary income	152,051	1,088,195
Total distributable earnings	152,051	1,088,195
Other accumulated losses	(13,850,405)	(16,699,980)
Total accumulated earnings/(losses)	$(20,807,736)	$(11,217,394)

(a)	Any differences between book basis and tax basis net unrealized appreciation/(depreciation) and cost are attributable primarily to the tax deferral of losses on wash sales and partnership adjustments.

At September 30, 2020, the Funds had tax basis capital losses to offset future gains as follows:

	Capital Loss Carryover
	Long-Term	Short-Term	Total	Expiration Date
Floating Rate
High Income
Fund	$10,802,528	$2,988,543	$13,791,071	No Expiration
Short Duration
High Income
Fund	4,919,769	10,758,423	15,678,192	No Expiration

The tax character of distributions paid during the six months ended March 31, 2021 and the year ended September 30, 2020 was as follows:

Floating Rate High Income Fund
	Six months Ended	Year Ended
	March 31, 2021	September 30, 2020
Ordinary income	$4,628,575	$10,289,187
Total distributions paid	$4,628,575	$10,289,187

Short Duration High Income Fund
	Six months Ended	Year Ended
	March 31, 2021	September 30, 2020
Ordinary income	$13,807,583	$21,294,663
Total distributions paid	$13,807,583	$21,294,663

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2021 (Unaudited)

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2020.

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2021, each Fund’s percentage of control ownership positions greater than 25% are as follows:

		Percent of
Fund	Shareholder	Shares Held
Floating Rate High
Income Fund	National Financial Services, LLC	46.07%
Short Duration
High Income Fund	Merrill Lynch Pierce Fenner & Smith	36.44%

NOTE 11 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risk of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks. The following risks apply to both Funds.

Bank Loan Risk. The Funds’ investments in secured and unsecured assignments of (or participations in) bank loans may create substantial risk. In making investments in bank loans, which are made by banks or other financial intermediaries to borrowers, the Funds will depend primarily upon the creditworthiness of the borrower, whose financial condition may be troubled or highly leveraged, for payment of principal and interest. When the Funds are a participant in a loan, the Funds have no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default. Transactions involving floating rate loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Funds’ redemption obligations until potentially a substantial period after the sale of the loans. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

LIBOR Risk. The Funds invest in certain debt securities, derivatives or other financial instruments that utilize the London Inter-bank Offered Rate, or “LIBOR,” as a “benchmark” or “reference 3 rate” for variable interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority,

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2021 (Unaudited)

which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include enhanced provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, decreased values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Funds’ performance or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Credit Risk. The issuers of the bonds and other debt instruments held by the Funds may not be able to make interest or principal payments.

High Yield Risk. High yield debt obligations, including bonds and loans, rated below BBB by S&P or Baa by Moody’s (commonly referred to as “junk bonds”) typically carry higher coupon rates than investment grade securities, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

Interest Rate Risk. The Funds’ investments in fixed-income instruments will change in value based on changes in interest rates. When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a portfolio investment in fixed-rate obligations can be expected to decline. Although the value of the Funds’ investments will vary, the Funds invest primarily in floating rate instruments, which should minimize fluctuations in value as a result of changes in market interest rates. However, because floating rates on loans and other instruments only reset periodically, changes in prevailing interest rates can still be expected to cause some fluctuation in the value of the Funds. Similarly, it is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, which could cause a decline in the value of the Funds’ portfolio. Other economic factors (such as large downward movement in stock prices, a disparity in supply and demand of certain securities or

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2021 (Unaudited)

market conditions that reduce liquidity) can also adversely impact the markets for loans and other debt obligations. Rating downgrades of holdings or their issuers will generally reduce the value of such holdings. Consequently, changes in the values of the Funds’ portfolio likely will cause fluctuation in the value of each partner’s capital account.

Investment Risk. The Funds invest primarily in high yield debt obligations issued by companies that may have significant risks as a result of business, financial, market or legal uncertainties. There can be no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of, and return on, the Funds’ investments.

Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Funds at quoted market prices. The Funds’ investments may at any time consist of significant amounts of securities that are thinly traded or for which no market exists. For example, the investments held by a Fund may not be liquid in all circumstances so that, in volatile markets, the Advisor may not be able to close out a position without incurring a loss. The foregoing risks may be accentuated when the Funds are required to liquidate positions to meet withdrawal requests. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Funds need to liquidate such loans. High yield bonds and loans generally trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which could have a negative impact on a Fund’s performance.

Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Funds’ performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Funds’ investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2021 (Unaudited)

Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Funds to sell these bonds.

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited)

At meetings held on October 19-20 and December 10-11, 2020, the Board (which is comprised of four persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Shenkman Capital Management, Inc. (the “Advisor”) on behalf of the Shenkman Capital Short Duration High Income Fund (the “Short Duration Fund”) and the Shenkman Capital Floating Rate High Income Fund (the “Floating Rate Fund”) (each, a “Fund,” and together, the “Funds”).  At both meetings, the Board received and reviewed substantial information regarding the Funds, the Advisor, and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process. Additionally, the Board considered how the Advisor’s business continuity plan has operated during the recent COVID-19 pandemic. The Board further considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor in person or by videoconference to discuss the Funds’ performance and investment outlook as well as various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
(Unaudited)

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of each Fund as of June 30, 2020 on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and the Advisor’s similarly managed accounts.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Short Duration Fund: The Board noted that the Fund outperformed the peer group median of its Morningstar comparative universe for the one- and three-year periods and underperformed for the five-year period ended June 30, 2020. The Board reviewed the performance of the Fund against  broad-based securities market benchmarks, noting that it had underperformed its primary benchmark over the one-year period and outperformed for the three- and five-year periods ended June 30, 2020. The Board also noted that the Fund outperformed its secondary benchmark index for the one- and three-year periods and underperformed for the five-year period ended June 30, 2020.

The Board also considered any differences in performance between the Advisor’s similarly managed accounts and the performance of the Fund, noting that the Fund had underperformed the similarly managed account composite for the one- and three-year periods and outperformed for the five-year period.

Floating Rate Fund: The Board noted that the Fund outperformed the peer group median of its Morningstar comparative universe for the one-, three- and five-year periods ended June 30, 2020. The Board also reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had underperformed its primary

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
(Unaudited)

benchmark over the one-, three- and five-year periods ended June 30, 2020. The Board also noted that the Fund outperformed its secondary benchmark index for the one-year period and underperformed for the three- and five-year periods ended June 30, 2020.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund, noting that the Fund underperformed the similarly managed account composite for the one-, three- and five-year periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering each Fund’s advisory fee and total fees and expenses, the Board reviewed comparisons to the peer funds and the Advisor’s similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements.  When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Short Duration Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 0.65% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was below the peer group median and average.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratio was below the peer group median and average.  The Board noted that the Fund’s contractual advisory fee was equal to its peer group median and below average, and that the contractual advisory fee was also equal to the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the advisory fees received by the Advisor from the Fund were below the peer group median and average. The Board also took into consideration the services the Advisor provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally within the range of the fees charged to the Advisor’s similarly managed account clients and that to the extent fees charged to the Fund were higher than for similarly managed accounts, it was largely a reflection of the nature of the client and services provided.

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
(Unaudited)

Floating Rate Fund:  The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 0.54% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was below the peer group median and average.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratio was also below the peer group median and average.  The Board noted that the Fund’s contractual advisory fee was below its peer group median and average and below the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the advisory fees received by the Advisor from the Fund were significantly below the peer group median and average. The Board also took into consideration the services the Advisor provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally within the range of the fees charged to the Advisor’s similarly managed account clients and that to the extent fees charged to the Fund were higher than for similarly managed accounts, it was largely a reflection of the nature of the client and services provided.

The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
(Unaudited)

additional material benefits derived by the Advisor from its relationship with the Funds, such as Rule 12b-1 fees and shareholder servicing plan fees received from the Class A and Class C shares of the Short Duration Fund.  The Board also considered that the Funds do not generate “soft dollar” benefits that may be used by the Advisor in exchange for Fund brokerage.  The Board also reviewed information indicating that Fund shareholders may also have separate accounts with the Advisor but that the Advisor would refund advisory fees charged at the Fund-level to the similarly managed accounts, and therefore the Advisor was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Short Duration Fund and the Floating Rate Fund, but rather the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including the advisory fees, was fair and reasonable to the Funds.  The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Short Duration Fund and the Floating Rate Fund would be in the best interest of each Fund and its shareholders.

SHENKMAN CAPITAL FUNDS

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Advisor to serve as the administrator of the program. The Advisor’s committee conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the committee.

Under the program, the Advisor’s committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period June 1, 2019 through June 30, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

SHENKMAN CAPITAL FUNDS

NOTICE TO SHAREHOLDERS
March 31, 2021 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Funds’ Form N-PORT is also available, upon request, by calling 1-855-SHENKMAN (1-855-743-6562).

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-SHENKMAN (1-855-743-6562) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

SHENKMAN CAPITAL FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisor
Shenkman Capital Management, Inc.
461 Fifth Avenue, 22nd Floor
New York, NY  10017

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202
(855) 743-6562

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

SJ-SEMI

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   6/8/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date   6/8/2021

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal Financial Officer

Date   6/10/2021

* Print the name and title of each signing officer under his or her signature.